NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account 7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account 7 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/  KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)1

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)1

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

1

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

2

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)1

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	52,177	$1,475,427	$1,501,649	$-	$1,501,649	$113	$1,501,536	$1,501,536	$-	$1,501,536
ALVIVB	10,711	146,910	157,558	-	157,558	66	157,492	157,492	-	157,492
ALVPGB	22,431	1,271,385	1,501,984	-	1,501,984	69	1,501,915	1,501,915	-	1,501,915
ALVSVB	109,395	1,917,737	1,907,857	-	1,907,857	149	1,907,708	1,907,708	-	1,907,708
WFVSCG	4,689	50,187	36,857	-	36,857	13	36,844	36,844	-	36,844
MLVGA3	106,327	1,491,090	1,385,436	36	1,385,472	-	1,385,472	1,385,472	-	1,385,472
DSIF	9,690	490,317	669,410	73	669,483	-	669,483	669,483	-	669,483
DSRG	2,413	89,287	108,539	62	108,601	-	108,601	108,601	-	108,601
DVMCSS	6,945	120,675	128,899	-	128,899	16	128,883	128,883	-	128,883
DVSCS	12,527	214,539	232,748	-	232,748	63	232,685	232,685	-	232,685
ETVFR	3,236	28,545	27,989	-	27,989	13	27,976	27,976	-	27,976
FHIBS	193,202	1,163,184	1,087,726	2,028	1,089,754	-	1,089,754	1,072,130	17,624	1,089,754
FQB	53,704	579,716	544,554	-	544,554	49	544,505	544,505	-	544,505
FQBS	90,080	972,437	911,613	2,424	914,037	-	914,037	901,537	12,500	914,037
FVK2	2,726	47,637	47,436	-	47,436	10	47,426	47,426	-	47,426
FVU2S	31,894	322,580	293,424	-	293,424	58	293,366	293,366	-	293,366
FAM2	31,426	454,168	475,789	-	475,789	33	475,756	475,756	-	475,756
FAMG2	14,669	297,017	307,895	-	307,895	31	307,864	307,864	-	307,864
FAMGP	39,169	807,414	838,598	-	838,598	61	838,537	838,537	-	838,537
FAMGS	16,854	341,885	357,128	-	357,128	23	357,105	357,105	-	357,105
FAMP	74,645	1,162,657	1,167,452	-	1,167,452	39	1,167,413	1,167,413	-	1,167,413
FAMS	36,117	556,494	558,734	-	558,734	3	558,731	558,731	-	558,731
FB2	57,845	1,199,461	1,245,988	-	1,245,988	61	1,245,927	1,245,927	-	1,245,927
FBP	493,612	10,565,110	11,017,412	-	11,017,412	1,314	11,016,098	10,989,313	26,785	11,016,098
FBS	94,557	2,010,800	2,089,699	-	2,089,699	68	2,089,631	2,089,631	-	2,089,631
FDCA2	81,041	1,176,674	1,295,028	-	1,295,028	75	1,294,953	1,294,953	-	1,294,953
FDCAS	28,143	387,420	463,510	-	463,510	40,680	422,830	422,830	-	422,830
FEI2	296,655	7,242,634	7,093,014	-	7,093,014	203	7,092,811	7,092,811	-	7,092,811
FEIP	257,700	6,507,898	6,403,847	-	6,403,847	151	6,403,696	6,395,730	7,966	6,403,696
FEIS	218,942	5,493,515	5,396,928	-	5,396,928	157	5,396,771	5,396,771	-	5,396,771
FG2	92,898	7,529,900	8,353,380	-	8,353,380	196	8,353,184	8,353,184	-	8,353,184
FGI2	126,503	3,134,448	3,304,247	-	3,304,247	135	3,304,112	3,304,112	-	3,304,112
FGIP	2	54	60	-	60	60	-	-	-	-
FGIS	1,721	43,756	45,920	-	45,920	45,920	-	-	-	-
FGP	146,481	12,245,098	13,637,354	-	13,637,354	74	13,637,280	13,637,280	-	13,637,280
FGS	126,583	10,506,014	11,691,171	-	11,691,171	102	11,691,069	11,691,069	-	11,691,069

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHI2	308,164	1,417,553	1,349,760	-	1,349,760	117	1,349,643	1,349,643	-	1,349,643
FHIP	804,791	3,873,227	3,702,037	1,933	3,703,970	-	3,703,970	3,682,535	21,435	3,703,970
FHIS	385,683	1,839,146	1,758,712	-	1,758,712	94	1,758,618	1,758,618	-	1,758,618
FIGBP	419,011	4,811,389	4,680,348	2,090	4,682,438	-	4,682,438	4,669,026	13,412	4,682,438
FIP	55,657	13,283,788	25,702,019	-	25,702,019	1,727	25,700,292	25,698,077	2,215	25,700,292
FMC2	17	548	589	-	589	589	-	-	-	-
FMCP	53,514	1,907,038	1,950,048	-	1,950,048	37	1,950,011	1,950,011	-	1,950,011
FMMP	4,872,029	4,872,029	4,872,029	4,459	4,876,488	-	4,876,488	4,856,465	20,023	4,876,488
FO2	66,948	1,547,420	1,707,853	-	1,707,853	161	1,707,692	1,707,692	-	1,707,692
FOP	173,927	4,070,224	4,490,806	901	4,491,707	-	4,491,707	4,487,926	3,781	4,491,707
FOS	55,914	1,302,103	1,435,861	-	1,435,861	97	1,435,764	1,435,764	-	1,435,764
FV2	16,350	291,493	305,578	-	305,578	21	305,557	305,557	-	305,557
FVS	10,079	173,395	192,720	-	192,720	10	192,710	192,710	-	192,710
FVSS	12,373	184,191	203,899	-	203,899	80	203,819	203,819	-	203,819
FVSS2	56,199	913,035	941,330	-	941,330	50	941,280	941,280	-	941,280
FTVFA2	79,047	394,303	387,329	-	387,329	25	387,304	387,304	-	387,304
TIF	3,989	49,817	58,114	-	58,114	50	58,064	58,064	-	58,064
ACC2	108,953	2,231,518	2,133,302	-	2,133,302	168	2,133,134	2,133,134	-	2,133,134
ACEG2	316	21,214	16,806	-	16,806	144	16,662	-	16,662	16,662
AVCE2	9,098	274,740	264,942	-	264,942	37	264,905	264,905	-	264,905
AVGI	4,405	135,845	129,017	-	129,017	10	129,007	129,007	-	129,007
AVIE2	1,446	46,879	48,384	-	48,384	34	48,350	48,350	-	48,350
AVMCCI	10,789	111,074	105,625	3	105,628	-	105,628	105,628	-	105,628
OVAG	264	18,645	16,586	-	16,586	3	16,583	16,583	-	16,583
OVAG2	1,423	89,103	76,837	-	76,837	19	76,818	76,818	-	76,818
OVGS	4,722	179,639	172,631	-	172,631	51	172,580	172,580	-	172,580
OVGSS	52,605	1,936,166	1,867,483	-	1,867,483	2,465	1,865,018	1,845,476	19,542	1,865,018
OVSB	16,325	65,521	70,032	-	70,032	20	70,012	70,012	-	70,012
OVSBS	323,071	1,343,939	1,427,972	-	1,427,972	164	1,427,808	1,427,808	-	1,427,808
OVSC	17,230	463,575	463,657	32	463,689	-	463,689	463,689	-	463,689
OVSCS	7,539	194,297	198,288	-	198,288	29	198,259	198,259	-	198,259
WRASP	25,745	240,700	225,525	-	225,525	41	225,484	225,484	-	225,484
M2IGSS	57,319	1,295,183	1,266,755	-	1,266,755	83	1,266,672	1,266,672	-	1,266,672
MMCGSC	192,380	1,474,713	1,427,463	-	1,427,463	131	1,427,332	1,427,332	-	1,427,332
MNDSC	78,534	970,823	793,198	-	793,198	98	793,100	793,100	-	793,100
MVFSC	87,246	1,899,461	1,806,864	-	1,806,864	1,944	1,804,920	1,804,920	-	1,804,920
MVIVSC	16,508	478,883	475,913	-	475,913	43	475,870	475,870	-	475,870

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GBF	257,121	2,788,404	2,434,940	-	2,434,940	2,834	2,432,106	2,432,106	-	2,432,106
GEM2	50,725	534,896	522,973	-	522,973	113	522,860	522,860	-	522,860
GVAAA2	133,319	3,411,357	3,388,974	-	3,388,974	114	3,388,860	3,388,860	-	3,388,860
GVABD2	36,269	398,437	395,690	-	395,690	44	395,646	395,646	-	395,646
GVAGG2	36,691	1,222,253	1,288,939	-	1,288,939	90	1,288,849	1,288,849	-	1,288,849
GVAGI2	11,153	630,181	701,310	-	701,310	46	701,264	701,264	-	701,264
GVAGR2	43,877	4,919,789	4,748,369	-	4,748,369	196	4,748,173	4,748,173	-	4,748,173
GVDMA	1,252,805	13,297,380	11,400,521	-	11,400,521	185	11,400,336	11,400,336	-	11,400,336
GVDMC	369,829	3,800,841	3,402,423	-	3,402,423	116	3,402,307	3,402,307	-	3,402,307
GVEX1	416,411	4,601,843	3,822,652	-	3,822,652	127	3,822,525	3,822,525	-	3,822,525
GVEX2	834,867	9,138,130	7,472,056	-	7,472,056	195	7,471,861	7,471,861	-	7,471,861
GVIDA	204,947	2,270,830	2,092,512	-	2,092,512	102	2,092,410	2,092,410	-	2,092,410
GVIDC	258,715	2,613,535	2,437,095	-	2,437,095	102	2,436,993	2,436,993	-	2,436,993
GVIDM	1,704,185	17,525,232	14,741,203	-	14,741,203	231	14,740,972	14,740,972	-	14,740,972
HIBF	8,007	46,745	46,361	-	46,361	11	46,350	46,350	-	46,350
MCIF	21,103	448,092	397,571	-	397,571	20	397,551	397,551	-	397,551
MCIF2	1,028,826	24,840,164	18,961,264	-	18,961,264	352	18,960,912	18,960,912	-	18,960,912
NVAMV2	1,854	33,262	30,888	-	30,888	8	30,880	30,880	-	30,880
NVAMVZ	112,665	1,546,489	1,861,232	2,352	1,863,584	-	1,863,584	1,849,312	14,272	1,863,584
NVCBD1	913	8,723	8,357	-	8,357	4	8,353	8,353	-	8,353
NVCBD2	50,561	482,530	461,116	-	461,116	32	461,084	461,084	-	461,084
NVCCA2	63,232	670,407	677,219	-	677,219	9	677,210	677,210	-	677,210
NVCCN2	22,961	236,023	238,562	-	238,562	9	238,553	238,553	-	238,553
NVCMA2	4,534	44,044	46,702	-	46,702	8	46,694	46,694	-	46,694
NVCMC2	23,860	256,058	257,683	-	257,683	10	257,673	257,673	-	257,673
NVCMD2	143,545	1,548,412	1,577,563	-	1,577,563	30	1,577,533	1,577,533	-	1,577,533
NVCRA2	15,060	173,244	185,540	-	185,540	11	185,529	185,529	-	185,529
NVCRB2	51,052	558,256	567,183	-	567,183	20	567,163	567,163	-	567,163
NVDBL2	45,595	649,977	596,834	-	596,834	22	596,812	596,812	-	596,812
NVDCA2	608	8,400	7,611	-	7,611	9	7,602	7,602	-	7,602
NVIE6	5,753	59,717	61,102	-	61,102	14	61,088	61,088	-	61,088
NVLCP2	46,662	473,765	468,023	-	468,023	25	467,998	467,998	-	467,998
NVMIG6	7,863	55,218	60,621	-	60,621	16	60,605	60,605	-	60,605
NVMIVX	2,377	24,456	27,864	-	27,864	10	27,854	27,854	-	27,854
NVMIVZ	24,670	253,291	288,637	-	288,637	1,165	287,472	287,472	-	287,472
NVMLG2	23,795	171,431	192,024	-	192,024	6	192,018	192,018	-	192,018
NVMMG2	23,114	134,127	125,275	-	125,275	21	125,254	125,254	-	125,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMMV2	30,772	273,381	237,870	-	237,870	14	237,856	237,856	-	237,856
NVNMO2	6,426	77,223	79,110	-	79,110	10	79,100	79,100	-	79,100
NVNSR1	2,386	28,255	28,722	-	28,722	3	28,719	28,719	-	28,719
NVNSR2	1,731	21,531	20,819	-	20,819	2	20,817	20,817	-	20,817
NVOLG1	2,228,646	39,009,253	47,024,434	9,850	47,034,284	-	47,034,284	47,015,127	19,157	47,034,284
NVOLG2	1,965,583	34,709,790	40,884,124	-	40,884,124	9,811	40,874,313	40,874,313	-	40,874,313
NVRE2	76,048	617,360	552,110	-	552,110	85	552,025	552,025	-	552,025
NVSTB2	4,847	47,100	46,581	-	46,581	5	46,576	46,576	-	46,576
NVTIV3	217	2,246	2,564	-	2,564	3	2,561	2,561	-	2,561
SAM	9,493,505	9,493,505	9,493,505	336	9,493,841	-	9,493,841	9,493,841	-	9,493,841
SCF	18,664	374,753	340,065	-	340,065	61	340,004	340,004	-	340,004
SCF2	59,371	1,065,500	953,494	-	953,494	617	952,877	952,877	-	952,877
SCGF2	32,769	372,853	375,865	-	375,865	84	375,781	375,781	-	375,781
SCVF	5,726	56,302	53,938	-	53,938	16	53,922	53,922	-	53,922
SCVF2	90,822	844,158	801,046	-	801,046	114	800,932	800,932	-	800,932
TRF2	1,184	26,791	24,934	-	24,934	11	24,923	24,923	-	24,923
AMSRS	3,976	100,256	132,603	-	132,603	19	132,584	132,584	-	132,584
PMVEBD	282	3,414	2,973	-	2,973	8	2,965	2,965	-	2,965
PMVFAD	3,251	33,534	24,609	-	24,609	13	24,596	24,596	-	24,596
PMVLAD	70,580	719,311	677,569	-	677,569	80	677,489	677,489	-	677,489
PVEIB	3,555	95,715	102,455	-	102,455	17	102,438	102,438	-	102,438
PVGOB	25,281	280,147	340,782	-	340,782	49	340,733	340,733	-	340,733
PVTIGB	2,244	28,976	34,260	3	34,263	-	34,263	34,263	-	34,263
PVTSCB	913	9,361	10,432	-	10,432	9	10,423	10,423	-	10,423
VWHA	29	555	764	-	764	3	761	761	-	761
VWHAS	7,564	187,709	192,289	-	192,289	7	192,282	192,282	-	192,282

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ALVGIB	ALVIVB	ALVPGB	ALVSVB	WFVSCG	MLVGA3	DSIF	DSRG
Reinvested dividends	$18,067	1,075	-	14,272	-	33,520	8,653	766
Mortality and expense risk charges (note 2)	(15,991)	(1,953)	(15,976)	(20,539)	(371)	(15,258)	(6,550)	(1,159)

Net investment income (loss)	2,076	(878)	(15,976)	(6,267)	(371)	18,262	2,103	(393)

Realized gain (loss) on investments	14,038	361	21,916	(12,823)	(2,890)	(10,248)	10,039	5,241
Change in unrealized gain (loss) on investments	12,500	21,732	274,911	129,707	4,559	134,095	99,628	4,096

Net gain (loss) on investments	26,538	22,093	296,827	116,884	1,669	123,847	109,667	9,337

Reinvested capital gains	114,122	-	97,827	150,049	-	-	21,981	12,293

Net increase (decrease) in contract owners’ equity resulting from operations	$142,736	21,215	378,678	260,666	1,298	142,109	133,751	21,237

Investment Activity*:	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2	FVU2S
Reinvested dividends	$589	2,283	3,358	59,006	14,958	21,192	-	4,447
Mortality and expense risk charges (note 2)	(1,116)	(2,323)	(403)	(12,076)	(6,107)	(9,912)	(509)	(2,940)

Net investment income (loss)	(527)	(40)	2,955	46,930	8,851	11,280	(509)	1,507

Realized gain (loss) on investments	(275)	1,378	(1,141)	(14,298)	(8,212)	(6,388)	(952)	(2,877)
Change in unrealized gain (loss) on investments	15,054	15,902	2,122	79,126	25,687	36,144	7,547	21,312

Net gain (loss) on investments	14,779	17,280	981	64,828	17,475	29,756	6,595	18,435

Reinvested capital gains	3,461	11,919	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,713	29,159	3,936	111,758	26,326	41,036	6,086	19,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2	FBP
Reinvested dividends	$9,987	5,079	14,371	5,932	26,442	12,212	18,130	177,670
Mortality and expense risk charges (note 2)	(4,695)	(2,990)	(10,694)	(3,536)	(16,129)	(5,758)	(12,949)	(144,813)

Net investment income (loss)	5,292	2,089	3,677	2,396	10,313	6,454	5,181	32,857

Realized gain (loss) on investments	(540)	(916)	(1,673)	(5,075)	(7,334)	(45)	(3,924)	(35,933)
Change in unrealized gain (loss) on investments	40,304	40,744	104,359	53,437	109,415	53,310	168,058	1,509,044

Net gain (loss) on investments	39,764	39,828	102,686	48,362	102,081	53,265	164,134	1,473,111

Reinvested capital gains	5,304	-	-	-	13,132	6,453	44,022	375,727

Net increase (decrease) in contract owners’ equity resulting from operations	$50,360	41,917	106,363	50,758	125,526	66,172	213,337	1,881,695

Investment Activity*:	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2	FGI2
Reinvested dividends	$32,236	1,395	1,154	119,149	118,899	95,022	286	46,043
Mortality and expense risk charges (note 2)	(19,403)	(13,078)	(3,645)	(77,010)	(88,868)	(54,487)	(79,914)	(34,869)

Net investment income (loss)	12,833	(11,683)	(2,491)	42,139	30,031	40,535	(79,628)	11,174

Realized gain (loss) on investments	(6,905)	(2,226)	1,649	(39,009)	(50,815)	(50,418)	(11,827)	3,343
Change in unrealized gain (loss) on investments	287,391	240,245	83,728	396,718	395,464	335,987	1,927,428	363,729

Net gain (loss) on investments	280,486	238,019	85,377	357,709	344,649	285,569	1,915,601	367,072

Reinvested capital gains	73,141	60,226	20,656	204,459	178,472	150,486	361,325	121,343

Net increase (decrease) in contract owners’ equity resulting from operations	$366,460	286,562	103,542	604,307	553,152	476,590	2,197,298	499,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS	FIGBP
Reinvested dividends	$1	680	15,851	3,934	74,265	202,996	96,325	119,022
Mortality and expense risk charges (note 2)	(1)	(33)	(169,029)	(104,214)	(14,923)	(51,033)	(16,959)	(53,620)

Net investment income (loss)	-	647	(153,178)	(100,280)	59,342	151,963	79,366	65,402

Realized gain (loss) on investments	(6)	451	(7,879)	(7,624)	(7,120)	(27,524)	(10,020)	(34,733)
Change in unrealized gain (loss) on investments	15	2,190	3,169,309	2,802,539	61,087	188,696	85,138	199,951

Net gain (loss) on investments	9	2,641	3,161,430	2,794,915	53,967	161,172	75,118	165,218

Reinvested capital gains	2	1,495	570,326	496,024	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11	4,783	3,578,578	3,190,659	113,309	313,135	154,484	230,620

Investment Activity*:	FIP	FMC2	FMCP	FMMP	FO2	FOP	FOS	FV2
Reinvested dividends	$350,004	2	11,295	234,775	12,859	44,527	12,830	3,076
Mortality and expense risk charges (note 2)	(281,932)	(19)	(25,438)	(61,463)	(16,793)	(60,639)	(14,193)	(3,485)

Net investment income (loss)	68,072	(17)	(14,143)	173,312	(3,934)	(16,112)	(1,363)	(409)

Realized gain (loss) on investments	1,701,401	(260)	38,663	-	1,917	13,933	3,867	(2,641)
Change in unrealized gain (loss) on investments	3,306,198	371	173,185	-	278,773	743,364	238,569	40,948

Net gain (loss) on investments	5,007,599	111	211,848	-	280,690	757,297	242,436	38,307

Reinvested capital gains	224,462	18	51,913	-	4,309	11,262	3,595	10,415

Net increase (decrease) in contract owners’ equity resulting from operations	$5,300,133	112	249,618	173,312	281,065	752,447	244,668	48,313

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FVS	FVSS	FVSS2	FTVFA2	TIF	ACC2	ACEG2	AVCE2
Reinvested dividends	$2,098	2,045	7,917	5,292	1,856	33,218	-	1,212
Mortality and expense risk charges (note 2)	(1,657)	(1,814)	(10,390)	(4,362)	(598)	(24,283)	(168)	(3,125)

Net investment income (loss)	441	231	(2,473)	930	1,258	8,935	(168)	(1,913)

Realized gain (loss) on investments	135	118	(13,365)	(1,206)	225	(27,275)	(2,406)	(12,033)
Change in unrealized gain (loss) on investments	23,222	26,308	140,619	39,909	8,314	(10,321)	7,307	58,560

Net gain (loss) on investments	23,357	26,426	127,254	38,703	8,539	(37,596)	4,901	46,527

Reinvested capital gains	6,419	7,259	33,518	6,143	-	239,226	365	6,019

Net increase (decrease) in contract owners’ equity resulting from operations	$30,217	33,916	158,299	45,776	9,797	210,565	5,098	50,633

Investment Activity*:	AVGI	AVIE2	AVMCCI	OVAG	OVAG2	OVGS	OVGSS	OVSB
Reinvested dividends	$881	-	323	-	-	362	-	-
Mortality and expense risk charges (note 2)	(1,249)	(551)	(1,333)	(167)	(846)	(1,673)	(19,573)	(803)

Net investment income (loss)	(368)	(551)	(1,010)	(167)	(846)	(1,311)	(19,573)	(803)

Realized gain (loss) on investments	(298)	(756)	(9,027)	(66)	(10,408)	(1,504)	(19,472)	167
Change in unrealized gain (loss) on investments	21,208	8,731	24,128	2,007	20,153	28,348	348,534	5,964

Net gain (loss) on investments	20,910	7,975	15,101	1,941	9,745	26,844	329,062	6,131

Reinvested capital gains	2,844	36	-	-	-	18,306	202,254	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,386	7,460	14,091	1,774	8,899	43,839	511,743	5,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	OVSBS	OVSC	OVSCS	WRASP	M2IGSS	MMCGSC	MNDSC	MVFSC
Reinvested dividends	$-	5,077	1,861	4,587	578	-	-	24,603
Mortality and expense risk charges (note 2)	(16,230)	(4,707)	(2,269)	(2,254)	(14,080)	(15,628)	(9,064)	(19,420)

Net investment income (loss)	(16,230)	370	(408)	2,333	(13,502)	(15,628)	(9,064)	5,183

Realized gain (loss) on investments	2,597	(3,036)	(18,388)	(6,582)	(20,333)	(32,812)	(88,888)	(14,494)
Change in unrealized gain (loss) on investments	117,532	70,182	46,355	29,889	211,625	270,435	192,439	(4,950)

Net gain (loss) on investments	120,129	67,146	27,967	23,307	191,292	237,623	103,551	(19,444)

Reinvested capital gains	-	-	-	-	62,479	20,709	-	123,325

Net increase (decrease) in contract owners’ equity resulting from operations	$103,899	67,516	27,559	25,640	240,269	242,704	94,487	109,064

Investment Activity*:	MVIVSC	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$2,132	65,452	7,847	-	-	-	-	-
Mortality and expense risk charges (note 2)	(4,669)	(27,834)	(5,595)	(34,033)	(4,510)	(12,488)	(6,185)	(47,491)

Net investment income (loss)	(2,537)	37,618	2,252	(34,033)	(4,510)	(12,488)	(6,185)	(47,491)

Realized gain (loss) on investments	(1,324)	(86,633)	(1,031)	51,184	(862)	1,372	2,297	183,128
Change in unrealized gain (loss) on investments	37,313	135,528	15,041	50,019	18,157	115,956	86,017	724,313

Net gain (loss) on investments	35,989	48,895	14,010	101,203	17,295	117,328	88,314	907,441

Reinvested capital gains	34,138	-	-	335,393	-	119,404	52,547	493,129

Net increase (decrease) in contract owners’ equity resulting from operations	$67,590	86,513	16,262	402,563	12,785	224,244	134,676	1,353,079

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	HIBF
Reinvested dividends	$-	-	47,579	77,844	-	-	-	2,668
Mortality and expense risk charges (note 2)	(140,513)	(43,003)	(51,866)	(71,732)	(24,307)	(29,907)	(182,040)	(442)

Net investment income (loss)	(140,513)	(43,003)	(4,287)	6,112	(24,307)	(29,907)	(182,040)	2,226

Realized gain (loss) on investments	(356,804)	(210,008)	(1,591,118)	(2,551,740)	(150,468)	(43,008)	(1,347,761)	(78)
Change in unrealized gain (loss) on investments	2,151,835	577,960	2,396,205	4,079,781	500,482	229,736	3,357,973	2,487

Net gain (loss) on investments	1,795,031	367,952	805,087	1,528,041	350,014	186,728	2,010,212	2,409

Reinvested capital gains	130,914	-	4,567	8,819	24,405	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,785,432	324,949	805,367	1,542,972	350,112	156,821	1,828,172	4,635

Investment Activity*:	MCIF	MCIF2	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2
Reinvested dividends	$4,640	192,628	475	29,799	256	12,980	-	-
Mortality and expense risk charges (note 2)	(4,043)	(188,074)	(317)	(20,879)	(102)	(4,567)	(7,211)	(2,467)

Net investment income (loss)	597	4,554	158	8,920	154	8,413	(7,211)	(2,467)

Realized gain (loss) on investments	(4,875)	(890,809)	(230)	36,498	(140)	(922)	(228)	(1,156)
Change in unrealized gain (loss) on investments	36,734	2,383,768	574	(15,317)	253	10,025	48,875	15,851

Net gain (loss) on investments	31,859	1,492,959	344	21,181	113	9,103	48,647	14,695

Reinvested capital gains	19,503	970,869	1,692	101,607	-	-	46,672	5,125

Net increase (decrease) in contract owners’ equity resulting from operations	$51,959	2,468,382	2,194	131,708	267	17,516	88,108	17,353

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6
Reinvested dividends	$-	-	-	-	-	-	-	1,490
Mortality and expense risk charges (note 2)	(470)	(3,412)	(17,544)	(1,379)	(5,584)	(6,343)	(93)	(575)

Net investment income (loss)	(470)	(3,412)	(17,544)	(1,379)	(5,584)	(6,343)	(93)	915

Realized gain (loss) on investments	29	(1,666)	(10,949)	48	(822)	(13,721)	(1,241)	(237)
Change in unrealized gain (loss) on investments	4,362	16,554	123,525	18,132	40,001	85,504	2,465	9,869

Net gain (loss) on investments	4,391	14,888	112,576	18,180	39,179	71,783	1,224	9,632

Reinvested capital gains	2,781	12,988	97,832	8,915	27,340	-	7	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,702	24,464	192,864	25,716	60,935	65,440	1,138	10,547

Investment Activity*:	NVLCP2	NVMIG6	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2
Reinvested dividends	$15,629	817	710	6,388	8,846	-	3,463	307
Mortality and expense risk charges (note 2)	(3,734)	(619)	(283)	(2,804)	(1,606)	(1,131)	(2,444)	(682)

Net investment income (loss)	11,895	198	427	3,584	7,240	(1,131)	1,019	(375)

Realized gain (loss) on investments	(1,134)	22	20	1,372	(2,558)	(824)	(1,710)	(18)
Change in unrealized gain (loss) on investments	15,842	7,462	3,064	31,755	29,648	21,516	(16,535)	9,652

Net gain (loss) on investments	14,708	7,484	3,084	33,127	27,090	20,692	(18,245)	9,634

Reinvested capital gains	-	-	-	-	8,544	-	33,764	5,364

Net increase (decrease) in contract owners’ equity resulting from operations	$26,603	7,682	3,511	36,711	42,874	19,561	16,538	14,623

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM
Reinvested dividends	$88	57	629,031	457,655	11,397	1,647	60	431,261
Mortality and expense risk charges (note 2)	(272)	(188)	(614,113)	(406,667)	(6,333)	(453)	(22)	(99,148)

Net investment income (loss)	(184)	(131)	14,918	50,988	5,064	1,194	38	332,113

Realized gain (loss) on investments	(433)	(14)	826,040	250,987	(89,357)	(26)	12	-
Change in unrealized gain (loss) on investments	1,729	1,322	8,114,678	7,470,624	129,053	732	285	-

Net gain (loss) on investments	1,296	1,308	8,940,718	7,721,611	39,696	706	297	-

Reinvested capital gains	3,055	2,217	-	-	12,679	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	$4,167	3,394	8,955,636	7,772,599	57,439	1,900	335	332,114

Investment Activity*:	SCF	SCF2	SCGF2	SCVF	SCVF2	TRF2	AMSRS	PMVEBD
Reinvested dividends	$1,603	3,096	-	213	1,555	269	424	148
Mortality and expense risk charges (note 2)	(3,058)	(9,632)	(4,146)	(574)	(8,954)	(316)	(1,413)	(22)

Net investment income (loss)	(1,455)	(6,536)	(4,146)	(361)	(7,399)	(47)	(989)	126

Realized gain (loss) on investments	(1,633)	(13,499)	(5,388)	(1,440)	(15,341)	(866)	11,253	(56)
Change in unrealized gain (loss) on investments	40,007	120,741	66,313	7,281	94,853	819	19,201	204

Net gain (loss) on investments	38,374	107,242	60,925	5,841	79,512	(47)	30,454	148

Reinvested capital gains	1,816	5,796	-	2,441	39,011	2,226	2,003	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,735	106,502	56,779	7,921	111,124	2,132	31,468	274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVFAD	PMVLAD	PVEIB	PVGOB	PVTIGB	PVTSCB	VWHA	VWHAS
Reinvested dividends	$615	23,658	1,650	-	11	23	22	6,376
Mortality and expense risk charges (note 2)	(246)	(6,827)	(1,042)	(3,287)	(366)	(140)	(32)	(3,538)

Net investment income (loss)	369	16,831	608	(3,287)	(355)	(117)	(10)	2,838

Realized gain (loss) on investments	(1,374)	(2,649)	(152)	3,120	66	(1,495)	(191)	140,300
Change in unrealized gain (loss) on investments	2,109	11,045	6,761	98,209	5,340	2,342	(238)	(155,352)

Net gain (loss) on investments	735	8,396	6,609	101,329	5,406	847	(429)	(15,052)

Reinvested capital gains	-	-	4,627	4,078	-	1,761	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,104	25,227	11,844	102,120	5,051	2,491	(439)	(12,214)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,076	(66)	(878)	4,946	(15,976)	(15,445)	(6,267)	(7,154)
Realized gain (loss) on investments	14,038	50,330	361	(6,470)	21,916	11,177	(12,823)	1,058
Change in unrealized gain (loss) on investments	12,500	(385,568)	21,732	(30,232)	274,911	(654,051)	129,707	(677,984)
Reinvested capital gains	114,122	245,727	-	-	97,827	166,556	150,049	290,482

Net increase (decrease) in contract owners’ equity resulting from operations	142,736	(89,577)	21,215	(31,756)	378,678	(491,763)	260,666	(393,598)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,038	6,460	-	-	4,733	50,777	1,700	1,884
Transfers between funds	1,692	(55,324)	(15,938)	9,381	19,835	27,039	(33,745)	(11,259)
Redemptions (notes 2, 3, and 4)	(65,966)	(71,355)	(10,278)	(20,876)	(66,489)	(69,177)	(84,913)	(299,771)
Adjustments to maintain reserves	(129)	40	(34)	-	(48)	10	(176)	(7)

Net equity transactions	(58,365)	(120,179)	(26,250)	(11,495)	(41,969)	8,649	(117,134)	(309,153)

Net change in contract owners’ equity	84,371	(209,756)	(5,035)	(43,251)	336,709	(483,114)	143,532	(702,751)
Contract owners’ equity at beginning of period	1,417,165	1,626,921	162,527	205,778	1,165,206	1,648,320	1,764,176	2,466,927

Contract owners’ equity at end of period	$1,501,536	1,417,165	157,492	162,527	1,501,915	1,165,206	1,907,708	1,764,176

CHANGE IN UNITS:
Beginning units	40,853	44,313	9,537	10,287	28,528	28,442	39,773	46,237
Units purchased	231	190	362	596	525	1,735	856	198
Units redeemed	(1,915)	(3,650)	(1,750)	(1,346)	(1,430)	(1,649)	(3,421)	(6,662)

Ending units	39,169	40,853	8,149	9,537	27,623	28,528	37,208	39,773

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WFVSCG		MLVGA3		DSIF		DSRG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(371)	(478)	18,262	(16,277)	2,103	1,543	(393)	(615)
Realized gain (loss) on investments	(2,890)	(196)	(10,248)	(13,067)	10,039	16,346	5,241	1,406
Change in unrealized gain (loss) on investments	4,559	(31,806)	134,095	(270,478)	99,628	(202,598)	4,096	(38,690)
Reinvested capital gains	-	8,326	-	21,530	21,981	50,894	12,293	7,574

Net increase (decrease) in contract owners’ equity resulting from operations	1,298	(24,154)	142,109	(278,292)	133,751	(133,815)	21,237	(30,325)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,340	1,352	-	5
Transfers between funds	-	-	2,845	(2,141)	(1,341)	519	-	(868)
Redemptions (notes 2, 3, and 4)	(8,179)	(1,870)	(57,371)	(77,133)	(16,810)	(25,470)	(9,270)	(597)
Adjustments to maintain reserves	6	(2)	67	24	37	(63)	(6)	(42)

Net equity transactions	(8,173)	(1,872)	(54,459)	(79,250)	(16,774)	(23,662)	(9,276)	(1,502)

Net change in contract owners’ equity	(6,875)	(26,026)	87,650	(357,542)	116,977	(157,477)	11,961	(31,827)
Contract owners’ equity at beginning of period	43,719	69,745	1,297,822	1,655,364	552,506	709,983	96,640	128,467

Contract owners’ equity at end of period	$36,844	43,719	1,385,472	1,297,822	669,483	552,506	108,601	96,640

CHANGE IN UNITS:
Beginning units	1,062	1,100	67,175	71,047	13,103	13,617	2,781	2,819
Units purchased	-	-	910	5	34	59	-	-
Units redeemed	(197)	(38)	(3,664)	(3,877)	(396)	(573)	(229)	(38)

Ending units	865	1,062	64,421	67,175	12,741	13,103	2,552	2,781

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DVMCSS		DVSCS		ETVFR		FHIBS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(527)	(582)	(40)	(411)	2,955	1,843	46,930	57,703
Realized gain (loss) on investments	(275)	404	1,378	2,761	(1,141)	(972)	(14,298)	(69,693)
Change in unrealized gain (loss) on investments	15,054	(42,336)	15,902	(76,599)	2,122	(2,571)	79,126	(172,316)
Reinvested capital gains	3,461	25,058	11,919	27,933	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,713	(17,456)	29,159	(46,316)	3,936	(1,700)	111,758	(184,306)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,870	3,648	-	-	-	-	1,901	3,941
Transfers between funds	7,924	997	1,116	2,317	(17,769)	17,034	(2,390)	(14,663)
Redemptions (notes 2, 3, and 4)	(2,196)	(2,632)	(12,383)	(7,079)	(10,055)	(583)	(61,286)	(276,175)
Adjustments to maintain reserves	(36)	(10)	(37)	2	(10)	(55)	1,773	2,715

Net equity transactions	9,562	2,003	(11,304)	(4,760)	(27,834)	16,396	(60,002)	(284,182)

Net change in contract owners’ equity	27,275	(15,453)	17,855	(51,076)	(23,898)	14,696	51,756	(468,488)
Contract owners’ equity at beginning of period	101,608	117,061	214,830	265,906	51,874	37,178	1,037,998	1,506,486

Contract owners’ equity at end of period	$128,883	101,608	232,685	214,830	27,976	51,874	1,089,754	1,037,998

CHANGE IN UNITS:
Beginning units	6,663	6,514	4,769	4,867	4,603	3,181	38,575	49,109
Units purchased	725	297	44	51	1	1,507	177	156
Units redeemed	(146)	(148)	(288)	(149)	(2,344)	(85)	(2,310)	(10,690)

Ending units	7,242	6,663	4,525	4,769	2,260	4,603	36,442	38,575

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FQB		FQBS		FVK2		FVU2S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,851	9,783	11,280	12,604	(509)	(551)	1,507	(3,436)
Realized gain (loss) on investments	(8,212)	(8,871)	(6,388)	(18,513)	(952)	(110)	(2,877)	(12,851)
Change in unrealized gain (loss) on investments	25,687	(82,028)	36,144	(126,190)	7,547	(26,576)	21,312	(129,309)
Reinvested capital gains	-	9,885	-	15,787	-	6,253	-	87,421

Net increase (decrease) in contract owners’ equity resulting from operations	26,326	(71,231)	41,036	(116,312)	6,086	(20,984)	19,942	(58,175)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,155	52,526	1,120	3,263	-	-	1,806	3,633
Transfers between funds	1,783	(25,364)	1,041	(48,179)	(4,519)	-	(2,123)	(1,973)
Redemptions (notes 2, 3, and 4)	(53,461)	(42,665)	(31,561)	(68,207)	(590)	(798)	(9,199)	(85,567)
Adjustments to maintain reserves	(38)	(18)	2,195	2,539	13	(8)	(44)	(45)

Net equity transactions	(50,561)	(15,521)	(27,205)	(110,584)	(5,096)	(806)	(9,560)	(83,952)

Net change in contract owners’ equity	(24,235)	(86,752)	13,831	(226,896)	990	(21,790)	10,382	(142,127)
Contract owners’ equity at beginning of period	568,740	655,492	900,206	1,127,102	46,436	68,226	282,984	425,111

Contract owners’ equity at end of period	$544,505	568,740	914,037	900,206	47,426	46,436	293,366	282,984

CHANGE IN UNITS:
Beginning units	34,345	35,481	56,181	62,978	1,647	1,672	26,517	33,920
Units purchased	1,186	3,428	412	700	-	-	230	338
Units redeemed	(4,256)	(4,564)	(2,300)	(7,497)	(169)	(25)	(1,102)	(7,741)

Ending units	31,275	34,345	54,293	56,181	1,478	1,647	25,645	26,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FAM2		FAMG2		FAMGP		FAMGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,292	4,420	2,089	2,004	3,677	2,981	2,396	2,893
Realized gain (loss) on investments	(540)	(476)	(916)	92,292	(1,673)	60,580	(5,075)	76,701
Change in unrealized gain (loss) on investments	40,304	(112,122)	40,744	(191,586)	104,359	(302,900)	53,437	(199,212)
Reinvested capital gains	5,304	33,715	-	21,021	-	52,756	-	26,562

Net increase (decrease) in contract owners’ equity resulting from operations	50,360	(74,463)	41,917	(76,269)	106,363	(186,583)	50,758	(93,056)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	6,713	1,410	42,513	300
Transfers between funds	-	(5,251)	(1,619)	-	39,236	1,883	-	-
Redemptions (notes 2, 3, and 4)	(37,719)	(5,068)	(28,748)	(92,944)	(36,775)	(76,238)	(114,698)	(17,806)
Adjustments to maintain reserves	6	(14,890)	(1)	6,341	(11)	15,974	(59)	8,186

Net equity transactions	(37,713)	(25,209)	(30,368)	(86,603)	9,163	(56,971)	(72,244)	(9,320)

Net change in contract owners’ equity	12,647	(99,672)	11,549	(162,872)	115,526	(243,554)	(21,486)	(102,376)
Contract owners’ equity at beginning of period	463,109	562,781	296,315	459,187	723,011	966,565	378,591	480,967

Contract owners’ equity at end of period	$475,756	463,109	307,864	296,315	838,537	723,011	357,105	378,591

CHANGE IN UNITS:
Beginning units	22,968	23,458	15,578	19,825	25,078	27,471	15,488	16,154
Units purchased	-	-	-	-	1,678	110	1,633	14
Units redeemed	(1,811)	(490)	(1,545)	(4,247)	(1,407)	(2,503)	(4,748)	(680)

Ending units	21,157	22,968	14,033	15,578	25,349	25,078	12,373	15,488

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FAMP		FAMS		FB2		FBP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$10,313	8,331	6,454	5,834	5,181	(592)	32,857	(15,411)
Realized gain (loss) on investments	(7,334)	(8,462)	(45)	18,761	(3,924)	191,299	(35,933)	1,530,798
Change in unrealized gain (loss) on investments	109,415	(336,593)	53,310	(200,037)	168,058	(578,246)	1,509,044	(4,887,935)
Reinvested capital gains	13,132	83,974	6,453	45,583	44,022	78,229	375,727	662,626

Net increase (decrease) in contract owners’ equity resulting from operations	125,526	(252,750)	66,172	(129,859)	213,337	(309,310)	1,881,695	(2,709,922)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	42,057	-	31,888	318,492
Transfers between funds	208	7,576	(5,905)	(8,213)	(21,698)	(24,442)	(130,489)	(195,268)
Redemptions (notes 2, 3, and 4)	(137,815)	(45,132)	(74,205)	(78,918)	(92,107)	(72,518)	(529,909)	(891,670)
Adjustments to maintain reserves	(7)	19,799	(13)	10,619	(70)	30,733	(676)	268,670

Net equity transactions	(137,614)	(17,757)	(80,123)	(76,512)	(71,818)	(66,227)	(629,186)	(499,776)

Net change in contract owners’ equity	(12,088)	(270,507)	(13,951)	(206,371)	141,519	(375,537)	1,252,509	(3,209,698)
Contract owners’ equity at beginning of period	1,179,501	1,450,008	572,682	779,053	1,104,408	1,479,945	9,763,589	12,973,287

Contract owners’ equity at end of period	$1,167,413	1,179,501	558,731	572,682	1,245,927	1,104,408	11,016,098	9,763,589

CHANGE IN UNITS:
Beginning units	41,957	43,253	22,358	25,603	38,403	41,627	201,592	216,501
Units purchased	12	358	-	-	1,438	7	543	6,521
Units redeemed	(4,660)	(1,654)	(2,836)	(3,245)	(3,730)	(3,231)	(12,194)	(21,430)

Ending units	37,309	41,957	19,522	22,358	36,111	38,403	189,941	201,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FBS		FDCA2		FDCAS		FEI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$12,833	4,152	(11,683)	(12,185)	(2,491)	(2,743)	42,139	38,774
Realized gain (loss) on investments	(6,905)	331,593	(2,226)	133,899	1,649	41,761	(39,009)	747,595
Change in unrealized gain (loss) on investments	287,391	(965,958)	240,245	(650,683)	83,728	(161,594)	396,718	(1,776,956)
Reinvested capital gains	73,141	126,075	60,226	170,194	20,656	47,185	204,459	246,421

Net increase (decrease) in contract owners’ equity resulting from operations	366,460	(504,138)	286,562	(358,775)	103,542	(75,391)	604,307	(744,166)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,015	1,028	-	-	108,544	52,437
Transfers between funds	(57,504)	(18,593)	(269)	190	(11)	5	(36,349)	(182,747)
Redemptions (notes 2, 3, and 4)	(94,383)	(91,091)	(71,811)	(191,222)	(19,957)	-	(595,267)	(837,284)
Adjustments to maintain reserves	(50)	52,556	(20)	35,494	(9,127)	(21,106)	(193)	217,914

Net equity transactions	(151,937)	(57,128)	(71,085)	(154,510)	(29,095)	(21,101)	(523,265)	(749,680)

Net change in contract owners’ equity	214,523	(561,266)	215,477	(513,285)	74,447	(96,492)	81,042	(1,493,846)
Contract owners’ equity at beginning of period	1,875,108	2,436,374	1,079,476	1,592,761	348,383	444,875	7,011,769	8,505,615

Contract owners’ equity at end of period	$2,089,631	1,875,108	1,294,953	1,079,476	422,830	348,383	7,092,811	7,011,769

CHANGE IN UNITS:
Beginning units	53,150	56,080	36,593	42,041	11,033	11,033	219,783	249,734
Units purchased	-	31	203	44	-	-	3,771	2,824
Units redeemed	(3,885)	(2,961)	(2,300)	(5,492)	(547)	-	(20,068)	(32,775)

Ending units	49,265	53,150	34,496	36,593	10,486	11,033	203,486	219,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEIP		FEIS		FG2		FGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$30,031	31,788	40,535	42,065	(79,628)	(57,741)	11,174	9,782
Realized gain (loss) on investments	(50,815)	752,166	(50,418)	674,759	(11,827)	881,811	3,343	829,880
Change in unrealized gain (loss) on investments	395,464	(1,700,850)	335,987	(1,541,686)	1,927,428	(4,237,479)	363,729	(1,249,354)
Reinvested capital gains	178,472	226,058	150,486	193,008	361,325	626,688	121,343	64,580

Net increase (decrease) in contract owners’ equity resulting from operations	553,152	(690,838)	476,590	(631,854)	2,197,298	(2,786,721)	499,589	(345,112)

Equity transactions:
Purchase payments received from contract owners (note 4)	123,863	39,014	112,159	2,427	49,089	35,084	3,920	10,158
Transfers between funds	(176,386)	(44,645)	(115,301)	(134,901)	227,899	(214,548)	(50,611)	(89,680)
Redemptions (notes 2, 3, and 4)	(704,613)	(612,439)	(715,648)	(675,127)	(772,500)	(1,167,265)	(200,481)	(373,852)
Adjustments to maintain reserves	60	210,290	(53)	186,964	(141)	225,312	(116)	122,301

Net equity transactions	(757,076)	(407,780)	(718,843)	(620,637)	(495,653)	(1,121,417)	(247,288)	(331,073)

Net change in contract owners’ equity	(203,924)	(1,098,618)	(242,253)	(1,252,491)	1,701,645	(3,908,138)	252,301	(676,185)
Contract owners’ equity at beginning of period	6,607,620	7,706,238	5,639,024	6,891,515	6,651,539	10,559,677	3,051,811	3,727,996

Contract owners’ equity at end of period	$6,403,696	6,607,620	5,396,771	5,639,024	8,353,184	6,651,539	3,304,112	3,051,811

CHANGE IN UNITS:
Beginning units	150,016	163,859	154,728	177,009	241,351	285,719	100,263	114,788
Units purchased	3,725	4,071	3,340	163	12,142	8,173	360	505
Units redeemed	(20,752)	(17,914)	(23,332)	(22,444)	(29,051)	(52,541)	(7,736)	(15,030)

Ending units	132,989	150,016	134,736	154,728	224,442	241,351	92,887	100,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FGIP		FGIS		FGP		FGS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	(2)	647	(109)	(153,178)	(97,659)	(100,280)	(51,579)
Realized gain (loss) on investments	(6)	(20)	451	4,904	(7,879)	1,264,560	(7,624)	1,735,982
Change in unrealized gain (loss) on investments	15	1	2,190	(8,038)	3,169,309	(6,352,017)	2,802,539	(6,173,042)
Reinvested capital gains	2	3	1,495	511	570,326	917,298	496,024	811,677

Net increase (decrease) in contract owners’ equity resulting from operations	11	(18)	4,783	(2,732)	3,578,578	(4,267,818)	3,190,659	(3,676,962)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	42,297	122	24,217	106,413	5,064	2,655
Transfers between funds	-	-	-	-	98,052	(44,865)	(277,652)	(81,893)
Redemptions (notes 2, 3, and 4)	(73)	(294)	(11,447)	(46,182)	(806,826)	(1,064,834)	(941,478)	(368,465)
Adjustments to maintain reserves	(168)	159	(74,843)	28,167	(189)	346,250	(130)	300,534

Net equity transactions	(241)	(135)	(43,993)	(17,893)	(684,746)	(657,036)	(1,214,196)	(147,169)

Net change in contract owners’ equity	(230)	(153)	(39,210)	(20,625)	2,893,832	(4,924,854)	1,976,463	(3,824,131)
Contract owners’ equity at beginning of period	230	383	39,210	59,835	10,743,448	15,668,302	9,714,606	13,538,737

Contract owners’ equity at end of period	$-	230	-	39,210	13,637,280	10,743,448	11,691,069	9,714,606

CHANGE IN UNITS:
Beginning units	-	-	-	2	178,119	193,567	178,954	186,361
Units purchased	-	-	-	-	2,688	2,269	236	128
Units redeemed	-	-	-	(2)	(12,525)	(17,717)	(19,811)	(7,535)

Ending units	-	-	-	-	168,282	178,119	159,379	178,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FHI2		FHIP		FHIS		FIGBP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$59,342	54,697	151,963	144,316	79,366	72,443	65,402	54,706
Realized gain (loss) on investments	(7,120)	(212,064)	(27,524)	(528,002)	(10,020)	(254,821)	(34,733)	(718,908)
Change in unrealized gain (loss) on investments	61,087	(50,056)	188,696	(196,025)	85,138	(86,426)	199,951	(549,828)
Reinvested capital gains	-	-	-	-	-	-	-	306,071

Net increase (decrease) in contract owners’ equity resulting from operations	113,309	(207,423)	313,135	(579,711)	154,484	(268,804)	230,620	(907,959)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,250	2,627	6,714	49,292	2,144	864	20,604	12,463
Transfers between funds	3,175	(6,728)	(19,205)	(48,684)	(17,169)	(79,896)	(49,534)	(371,205)
Redemptions (notes 2, 3, and 4)	(82,674)	(142,999)	(306,496)	(281,644)	(91,986)	(93,135)	(431,328)	(529,806)
Adjustments to maintain reserves	(61)	3,060	2,254	22,026	(87)	3,924	2,203	33,542

Net equity transactions	(77,310)	(144,040)	(316,733)	(259,010)	(107,098)	(168,243)	(458,055)	(855,006)

Net change in contract owners’ equity	35,999	(351,463)	(3,598)	(838,721)	47,386	(437,047)	(227,435)	(1,762,965)
Contract owners’ equity at beginning of period	1,313,644	1,665,107	3,707,568	4,546,289	1,711,232	2,148,279	4,909,873	6,672,838

Contract owners’ equity at end of period	$1,349,643	1,313,644	3,703,970	3,707,568	1,758,618	1,711,232	4,682,438	4,909,873

CHANGE IN UNITS:
Beginning units	75,823	83,927	189,618	203,392	98,662	108,437	229,478	268,001
Units purchased	1,099	404	2,632	2,662	1,411	49	8,946	1,967
Units redeemed	(5,370)	(8,508)	(18,546)	(16,436)	(7,387)	(9,824)	(30,596)	(40,490)

Ending units	71,552	75,823	173,704	189,618	92,686	98,662	207,828	229,478

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FIP		FMC2		FMCP		FMMP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$68,072	65,928	(17)	(16)	(14,143)	(16,196)	173,312	5,965
Realized gain (loss) on investments	1,701,401	1,448,784	(260)	(295)	38,663	5,123	-	-
Change in unrealized gain (loss) on investments	3,306,198	(7,390,566)	371	(207)	173,185	(482,469)	-	-
Reinvested capital gains	224,462	197,099	18	131	51,913	131,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,300,133	(5,678,755)	112	(387)	249,618	(361,592)	173,312	5,965

Equity transactions:
Purchase payments received from contract owners (note 4)	36,435	32,751	2	1	633	540	1,589,584	1,303,048
Transfers between funds	(43,584)	(121,665)	-	-	(23,260)	(11,659)	1,001,069	907,090
Redemptions (notes 2, 3, and 4)	(2,110,573)	(1,682,740)	(1,174)	(1,319)	(209,217)	(35,612)	(2,819,678)	(2,239,788)
Adjustments to maintain reserves	(1,767)	294	(762)	690	11	(10,870)	4,515	(53)

Net equity transactions	(2,119,489)	(1,771,360)	(1,934)	(628)	(231,833)	(57,601)	(224,510)	(29,703)

Net change in contract owners’ equity	3,180,644	(7,450,115)	(1,822)	(1,015)	17,785	(419,193)	(51,198)	(23,738)
Contract owners’ equity at beginning of period	22,519,648	29,969,763	1,822	2,837	1,932,226	2,351,419	4,927,686	4,951,424

Contract owners’ equity at end of period	$25,700,292	22,519,648	-	1,822	1,950,011	1,932,226	4,876,488	4,927,686

CHANGE IN UNITS:
Beginning units	471,124	507,494	-	-	19,785	20,262	408,246	412,873
Units purchased	2,997	3,160	-	-	21	8	263,665	187,504
Units redeemed	(43,304)	(39,530)	-	-	(2,227)	(485)	(284,720)	(192,131)

Ending units	430,817	471,124	-	-	17,579	19,785	387,191	408,246

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FO2		FOP		FOS		FV2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(3,934)	(3,959)	(16,112)	(15,444)	(1,363)	(882)	(409)	(331)
Realized gain (loss) on investments	1,917	131,638	13,933	909,934	3,867	304,482	(2,641)	49,972
Change in unrealized gain (loss) on investments	278,773	(736,621)	743,364	(2,521,085)	238,569	(827,440)	40,948	(95,382)
Reinvested capital gains	4,309	15,917	11,262	42,375	3,595	13,597	10,415	11,288

Net increase (decrease) in contract owners’ equity resulting from operations	281,065	(593,025)	752,447	(1,584,220)	244,668	(510,243)	48,313	(34,453)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,145	31,403	19,884	1,051	2,871	3,068	2,085	-
Transfers between funds	(39,134)	(37,493)	(88,574)	(50,286)	(33,144)	(33,896)	196	(6,350)
Redemptions (notes 2, 3, and 4)	(74,717)	(95,530)	(353,753)	(241,316)	(115,903)	(49,803)	(45,272)	(57,802)
Adjustments to maintain reserves	(128)	28,274	867	76,119	(94)	24,628	1	13,588

Net equity transactions	(107,834)	(73,346)	(421,576)	(214,432)	(146,270)	(56,003)	(42,990)	(50,564)

Net change in contract owners’ equity	173,231	(666,371)	330,871	(1,798,652)	98,398	(566,246)	5,323	(85,017)
Contract owners’ equity at beginning of period	1,534,461	2,200,832	4,160,836	5,959,488	1,337,366	1,903,612	300,234	385,251

Contract owners’ equity at end of period	$1,707,692	1,534,461	4,491,707	4,160,836	1,435,764	1,337,366	305,557	300,234

CHANGE IN UNITS:
Beginning units	102,210	109,258	165,757	176,781	61,532	65,362	9,091	10,977
Units purchased	733	3,849	725	1,158	122	136	172	5
Units redeemed	(7,407)	(10,897)	(15,928)	(12,182)	(6,127)	(3,966)	(1,409)	(1,891)

Ending units	95,536	102,210	150,554	165,757	55,527	61,532	7,854	9,091

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVS		FVSS		FVSS2		FTVFA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$441	(213)	231	34	(2,473)	(3,169)	930	1,577
Realized gain (loss) on investments	135	43,723	118	21,812	(13,365)	133,479	(1,206)	(69,238)
Change in unrealized gain (loss) on investments	23,222	(60,373)	26,308	(36,162)	140,619	(312,186)	39,909	(32,197)
Reinvested capital gains	6,419	6,593	7,259	6,387	33,518	44,731	6,143	36,229

Net increase (decrease) in contract owners’ equity resulting from operations	30,217	(10,270)	33,916	(7,929)	158,299	(137,145)	45,776	(63,629)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	5,203	5,486	-	-
Transfers between funds	3	(72,317)	38,106	5,819	2,954	(27,604)	-	(6,028)
Redemptions (notes 2, 3, and 4)	(873)	(772)	(8,366)	(6,404)	(151,349)	(81,495)	(7,650)	(9,027)
Adjustments to maintain reserves	24	(6,468)	(34)	(4,111)	(225)	44,337	(34)	(10,058)

Net equity transactions	(846)	(79,557)	29,706	(4,696)	(143,417)	(59,276)	(7,684)	(25,113)

Net change in contract owners’ equity	29,371	(89,827)	63,622	(12,625)	14,882	(196,421)	38,092	(88,742)
Contract owners’ equity at beginning of period	163,339	253,166	140,197	152,822	926,398	1,122,819	349,212	437,954

Contract owners’ equity at end of period	$192,710	163,339	203,819	140,197	941,280	926,398	387,304	349,212

CHANGE IN UNITS:
Beginning units	4,574	6,746	3,230	3,231	23,921	26,578	22,342	23,265
Units purchased	-	-	911	192	1,103	322	-	-
Units redeemed	(22)	(2,172)	(223)	(193)	(4,615)	(2,979)	(472)	(923)

Ending units	4,552	4,574	3,918	3,230	20,409	23,921	21,870	22,342

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TIF		ACC2		ACEG2		AVCE2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,258	1,147	8,935	3,869	(168)	(177)	(1,913)	(1,854)
Realized gain (loss) on investments	225	66	(27,275)	488,265	(2,406)	(1,821)	(12,033)	2,066
Change in unrealized gain (loss) on investments	8,314	(4,447)	(10,321)	(610,051)	7,307	(10,840)	58,560	(126,704)
Reinvested capital gains	-	-	239,226	74,623	365	4,774	6,019	45,334

Net increase (decrease) in contract owners’ equity resulting from operations	9,797	(3,234)	210,565	(43,294)	5,098	(8,064)	50,633	(81,158)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	13,742	4,559	-	-	768	810
Transfers between funds	-	(5,207)	(29,178)	(162,289)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(2,147)	(2,144)	(341,252)	(384,388)	(2,584)	(2,699)	(50,936)	(32,748)
Adjustments to maintain reserves	(31)	(1,821)	(122)	30,096	(468)	(1,708)	(8)	1,347

Net equity transactions	(2,178)	(9,172)	(356,810)	(512,022)	(3,052)	(4,407)	(50,176)	(30,591)

Net change in contract owners’ equity	7,619	(12,406)	(146,245)	(555,316)	2,046	(12,471)	457	(111,749)
Contract owners’ equity at beginning of period	50,445	62,851	2,279,379	2,834,695	14,616	27,087	264,448	376,197

Contract owners’ equity at end of period	$58,064	50,445	2,133,134	2,279,379	16,662	14,616	264,905	264,448

CHANGE IN UNITS:
Beginning units	2,941	3,357	63,766	78,924	-	-	11,623	12,893
Units purchased	-	-	857	160	-	-	30	32
Units redeemed	(113)	(416)	(10,992)	(15,318)	-	-	(2,156)	(1,302)

Ending units	2,828	2,941	53,631	63,766	-	-	9,497	11,623

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AVGI		AVIE2		AVMCCI		OVAG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(368)	(61)	(551)	131	(1,010)	(980)	(167)	(177)
Realized gain (loss) on investments	(298)	(9,629)	(756)	4,344	(9,027)	(5,319)	(66)	35
Change in unrealized gain (loss) on investments	21,208	(34,500)	8,731	(23,550)	24,128	(41,832)	2,007	(11,367)
Reinvested capital gains	2,844	17,970	36	5,773	-	25,881	-	4,538

Net increase (decrease) in contract owners’ equity resulting from operations	23,386	(26,220)	7,460	(13,302)	14,091	(22,250)	1,774	(6,971)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,632	5	-	-
Transfers between funds	-	22,587	-	-	(2,080)	(1,564)	-	-
Redemptions (notes 2, 3, and 4)	(458)	(326)	(7,643)	(6,901)	(26,754)	(5,888)	(108)	(112)
Adjustments to maintain reserves	(19)	368	30	114	3	535	(4)	5

Net equity transactions	(477)	22,629	(7,613)	(6,787)	(25,199)	(6,912)	(112)	(107)

Net change in contract owners’ equity	22,909	(3,591)	(153)	(20,089)	(11,108)	(29,162)	1,662	(7,078)
Contract owners’ equity at beginning of period	106,098	109,689	48,503	68,592	116,736	145,898	14,921	21,999

Contract owners’ equity at end of period	$129,007	106,098	48,350	48,503	105,628	116,736	16,583	14,921

CHANGE IN UNITS:
Beginning units	4,330	3,514	1,807	2,057	3,774	3,998	1,261	1,269
Units purchased	-	830	-	-	117	56	-	-
Units redeemed	(16)	(14)	(262)	(250)	(876)	(280)	(9)	(8)

Ending units	4,314	4,330	1,545	1,807	3,015	3,774	1,252	1,261

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVAG2		OVGS		OVGSS		OVSB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(846)	(1,048)	(1,311)	(1,710)	(19,573)	(23,587)	(803)	(847)
Realized gain (loss) on investments	(10,408)	(1,238)	(1,504)	1,783	(19,472)	38,976	167	(20,124)
Change in unrealized gain (loss) on investments	20,153	(70,085)	28,348	(98,762)	348,534	(1,351,628)	5,964	9,700
Reinvested capital gains	-	30,847	18,306	25,821	202,254	349,403	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,899	(41,524)	43,839	(72,868)	511,743	(986,836)	5,328	(11,271)

Equity transactions:
Purchase payments received from contract owners (note 4)	7,801	1,531	3,632	-	2,590	3,185	184	1,950
Transfers between funds	(2)	4,151	(316)	(22,065)	(20,883)	(84,127)	277	2,350
Redemptions (notes 2, 3, and 4)	(29,053)	(5,579)	(6,974)	(6,284)	(360,717)	(456,139)	(12,848)	(3,307)
Adjustments to maintain reserves	3	(54)	(8)	12	(1,815)	(160)	(16)	394

Net equity transactions	(21,251)	49	(3,666)	(28,337)	(380,825)	(537,241)	(12,403)	1,387

Net change in contract owners’ equity	(12,352)	(41,475)	40,173	(101,205)	130,918	(1,524,077)	(7,075)	(9,884)
Contract owners’ equity at beginning of period	89,170	130,645	132,407	233,612	1,734,100	3,258,177	77,087	86,971

Contract owners’ equity at end of period	$76,818	89,170	172,580	132,407	1,865,018	1,734,100	70,012	77,087

CHANGE IN UNITS:
Beginning units	7,587	7,570	3,715	4,426	50,961	64,432	7,950	7,856
Units purchased	867	504	94	13	88	622	51	429
Units redeemed	(2,603)	(487)	(176)	(724)	(9,988)	(14,093)	(1,298)	(335)

Ending units	5,851	7,587	3,633	3,715	41,061	50,961	6,703	7,950

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVSBS		OVSC		OVSCS		WRASP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(16,230)	(18,402)	370	(2,477)	(408)	(2,362)	2,333	1,138
Realized gain (loss) on investments	2,597	(425,289)	(3,036)	34,749	(18,388)	23,211	(6,582)	(1,351)
Change in unrealized gain (loss) on investments	117,532	189,236	70,182	(171,324)	46,355	(110,384)	29,889	(54,783)
Reinvested capital gains	-	-	-	50,887	-	32,755	-	16,800

Net increase (decrease) in contract owners’ equity resulting from operations	103,899	(254,455)	67,516	(88,165)	27,559	(56,780)	25,640	(38,196)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,625	6,752	1,703	51,783	7,981	1,711	-	-
Transfers between funds	(10,800)	(39,239)	(23)	(20,306)	4,461	581	28,683	133
Redemptions (notes 2, 3, and 4)	(195,432)	(179,498)	(17,731)	(5,770)	(91,556)	(41,407)	(29,893)	(6,050)
Adjustments to maintain reserves	(105)	7,919	(18)	4,024	(8)	2,351	(26)	(4)

Net equity transactions	(200,712)	(204,066)	(16,069)	29,731	(79,122)	(36,764)	(1,236)	(5,921)

Net change in contract owners’ equity	(96,813)	(458,521)	51,447	(58,434)	(51,563)	(93,544)	24,404	(44,117)
Contract owners’ equity at beginning of period	1,524,621	1,983,142	412,242	470,676	249,822	343,366	201,080	245,197

Contract owners’ equity at end of period	$1,427,808	1,524,621	463,689	412,242	198,259	249,822	225,484	201,080

CHANGE IN UNITS:
Beginning units	86,280	97,984	8,368	7,953	9,256	10,526	10,433	10,733
Units purchased	935	1,568	33	976	530	189	1,437	13
Units redeemed	(11,980)	(13,272)	(346)	(561)	(3,499)	(1,459)	(1,493)	(313)

Ending units	75,235	86,280	8,055	8,368	6,287	9,256	10,377	10,433

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	M2IGSS		MMCGSC		MNDSC		MVFSC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(13,502)	(14,722)	(15,628)	(17,970)	(9,064)	(10,898)	5,183	2,537
Realized gain (loss) on investments	(20,333)	204,747	(32,812)	(236,123)	(88,888)	(232,451)	(14,494)	270,955
Change in unrealized gain (loss) on investments	211,625	(678,983)	270,435	(653,950)	192,439	(514,916)	(4,950)	(584,641)
Reinvested capital gains	62,479	176,775	20,709	245,458	-	347,118	123,325	130,731

Net increase (decrease) in contract owners’ equity resulting from operations	240,269	(312,183)	242,704	(662,585)	94,487	(411,147)	109,064	(180,418)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,844	2,857	9,549	12,676	359	868	1,185	6,862
Transfers between funds	(5,196)	(34,043)	(12,068)	(222,197)	759	13,072	1,878	(183,097)
Redemptions (notes 2, 3, and 4)	(117,023)	(37,539)	(144,861)	(98,611)	(123,467)	(181,018)	(145,919)	(82,166)
Adjustments to maintain reserves	(32)	1,611	(46)	3,674	(47)	(2,396)	(2,512)	17,326

Net equity transactions	(119,407)	(67,114)	(147,426)	(304,458)	(122,396)	(169,474)	(145,368)	(241,075)

Net change in contract owners’ equity	120,862	(379,297)	95,278	(967,043)	(27,909)	(580,621)	(36,304)	(421,493)
Contract owners’ equity at beginning of period	1,145,810	1,525,107	1,332,054	2,299,097	821,009	1,401,630	1,841,224	2,262,717

Contract owners’ equity at end of period	$1,266,672	1,145,810	1,427,332	1,332,054	793,100	821,009	1,804,920	1,841,224

CHANGE IN UNITS:
Beginning units	54,198	57,412	48,006	58,066	22,554	26,697	46,069	52,562
Units purchased	712	524	515	940	207	387	496	3,331
Units redeemed	(5,901)	(3,738)	(5,603)	(11,000)	(3,451)	(4,530)	(4,013)	(9,824)

Ending units	49,009	54,198	42,918	48,006	19,310	22,554	42,552	46,069

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIVSC		GBF		GEM2		GVAAA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(2,537)	(3,124)	37,618	26,614	2,252	(2,497)	(34,033)	(38,472)
Realized gain (loss) on investments	(1,324)	53,955	(86,633)	(72,899)	(1,031)	(75,666)	51,184	36,683
Change in unrealized gain (loss) on investments	37,313	(276,422)	135,528	(430,819)	15,041	(91,388)	50,019	(771,382)
Reinvested capital gains	34,138	25,649	-	-	-	-	335,393	134,349

Net increase (decrease) in contract owners’ equity resulting from operations	67,590	(199,942)	86,513	(477,104)	16,262	(169,551)	402,563	(638,822)

Equity transactions:
Purchase payments received from contract owners (note 4)	8,268	56,388	11,106	14,491	391	1,198	3,477	12,559
Transfers between funds	(2,450)	(174,413)	10,779	78,615	(3,463)	2,060	43,046	37,138
Redemptions (notes 2, 3, and 4)	(27,798)	(24,948)	(401,490)	(365,166)	(61,851)	(31,672)	(431,517)	(541,566)
Adjustments to maintain reserves	(4)	783	(3,316)	3,213	(110)	(37,348)	(79)	10,579

Net equity transactions	(21,984)	(142,190)	(382,921)	(268,847)	(65,033)	(65,762)	(385,073)	(481,290)

Net change in contract owners’ equity	45,606	(342,132)	(296,408)	(745,951)	(48,771)	(235,313)	17,490	(1,120,112)
Contract owners’ equity at beginning of period	430,264	772,396	2,728,514	3,474,465	571,631	806,944	3,371,370	4,491,482

Contract owners’ equity at end of period	$475,870	430,264	2,432,106	2,728,514	522,860	571,631	3,388,860	3,371,370

CHANGE IN UNITS:
Beginning units	19,188	26,100	203,093	224,407	24,531	25,719	150,543	171,703
Units purchased	763	2,751	6,389	19,332	229	509	3,206	2,706
Units redeemed	(1,689)	(9,663)	(35,018)	(40,646)	(2,932)	(1,697)	(20,133)	(23,866)

Ending units	18,262	19,188	174,464	203,093	21,828	24,531	133,616	150,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(4,510)	(4,819)	(12,488)	(13,001)	(6,185)	(6,989)	(47,491)	(51,153)
Realized gain (loss) on investments	(862)	(27,774)	1,372	126,792	2,297	46,585	183,128	177,359
Change in unrealized gain (loss) on investments	18,157	(38,025)	115,956	(543,901)	86,017	(180,931)	724,313	(2,560,740)
Reinvested capital gains	-	8,188	119,404	73,564	52,547	15,106	493,129	562,690

Net increase (decrease) in contract owners’ equity resulting from operations	12,785	(62,430)	224,244	(356,546)	134,676	(126,229)	1,353,079	(1,871,844)

Equity transactions:
Purchase payments received from contract owners (note 4)	16,225	3,656	-	35,077	624	100,594	58,201	54,724
Transfers between funds	27,602	(25,371)	2,505	(55,797)	60,762	(168,015)	(350,898)	(38,625)
Redemptions (notes 2, 3, and 4)	(16,440)	(13,718)	(29,278)	(116,815)	(25,138)	(24,836)	(344,271)	(379,220)
Adjustments to maintain reserves	(2)	(424)	(67)	(74,049)	(22)	(28,944)	(115)	20

Net equity transactions	27,385	(35,857)	(26,840)	(211,584)	36,226	(121,201)	(637,083)	(363,101)

Net change in contract owners’ equity	40,170	(98,287)	197,404	(568,130)	170,902	(247,430)	715,996	(2,234,945)
Contract owners’ equity at beginning of period	355,476	453,763	1,091,445	1,659,575	530,362	777,792	4,032,177	6,267,122

Contract owners’ equity at end of period	$395,646	355,476	1,288,849	1,091,445	701,264	530,362	4,748,173	4,032,177

CHANGE IN UNITS:
Beginning units	30,730	33,669	38,864	43,765	21,463	25,897	117,930	126,498
Units purchased	3,739	320	668	2,343	2,270	3,382	2,080	3,921
Units redeemed	(1,344)	(3,259)	(1,556)	(7,244)	(926)	(7,816)	(18,219)	(12,489)

Ending units	33,125	30,730	37,976	38,864	22,807	21,463	101,791	117,930

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVDMA		GVDMC		GVEX1		GVEX2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(140,513)	(145,202)	(43,003)	(51,994)	(4,287)	(8,395)	6,112	(2,522)
Realized gain (loss) on investments	(356,804)	121,389	(210,008)	(93,933)	(1,591,118)	(258,606)	(2,551,740)	(560,998)
Change in unrealized gain (loss) on investments	2,151,835	(6,882,105)	577,960	(1,360,935)	2,396,205	(3,174,762)	4,079,781	(5,983,078)
Reinvested capital gains	130,914	4,094,575	-	730,556	4,567	2,511,407	8,819	4,829,209

Net increase (decrease) in contract owners’ equity resulting from operations	1,785,432	(2,811,343)	324,949	(776,306)	805,367	(930,356)	1,542,972	(1,717,389)

Equity transactions:
Purchase payments received from contract owners (note 4)	133,714	44,243	34,516	25,344	29,139	3,553	67,552	2,737
Transfers between funds	(606,182)	(47,537)	(57,764)	(52,925)	(299,115)	(6,863)	(39,920)	(69,704)
Redemptions (notes 2, 3, and 4)	(1,435,878)	(406,301)	(498,535)	(1,087,937)	(303,613)	(401,234)	(816,628)	(525,747)
Adjustments to maintain reserves	(113)	58	(71)	484	(100)	73	(135)	365

Net equity transactions	(1,908,459)	(409,537)	(521,854)	(1,115,034)	(573,689)	(404,471)	(789,131)	(592,349)

Net change in contract owners’ equity	(123,027)	(3,220,880)	(196,905)	(1,891,340)	231,678	(1,334,827)	753,841	(2,309,738)
Contract owners’ equity at beginning of period	11,523,363	14,744,243	3,599,212	5,490,552	3,590,847	4,925,674	6,718,020	9,027,758

Contract owners’ equity at end of period	$11,400,336	11,523,363	3,402,307	3,599,212	3,822,525	3,590,847	7,471,861	6,718,020

CHANGE IN UNITS:
Beginning units	450,289	465,248	195,852	253,794	265,006	292,836	494,190	535,386
Units purchased	4,681	1,966	2,070	1,545	1,794	2,597	13,282	6,118
Units redeemed	(74,799)	(16,925)	(29,123)	(59,487)	(39,700)	(30,427)	(66,111)	(47,314)

Ending units	380,171	450,289	168,799	195,852	227,100	265,006	441,361	494,190

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIDA		GVIDC		GVIDM		HIBF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(24,307)	(27,002)	(29,907)	(35,794)	(182,040)	(207,393)	2,226	1,717
Realized gain (loss) on investments	(150,468)	(63,440)	(43,008)	(75,842)	(1,347,761)	(175,064)	(78)	(4,228)
Change in unrealized gain (loss) on investments	500,482	(1,126,788)	229,736	(553,480)	3,357,973	(8,092,571)	2,487	(2,766)
Reinvested capital gains	24,405	635,460	-	192,657	-	4,940,302	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	350,112	(581,770)	156,821	(472,459)	1,828,172	(3,534,726)	4,635	(5,277)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,363	5,827	5,987	30,227	79,189	218,085	-	-
Transfers between funds	-	-	(12,759)	(510,414)	(33,462)	(785,835)	7,398	-
Redemptions (notes 2, 3, and 4)	(386,623)	(238,771)	(200,115)	(306,711)	(2,024,595)	(1,670,581)	(2,744)	(3,462)
Adjustments to maintain reserves	(71)	59	(77)	(35)	(142)	46	2	(719)

Net equity transactions	(381,331)	(232,885)	(206,964)	(786,933)	(1,979,010)	(2,238,285)	4,656	(4,181)

Net change in contract owners’ equity	(31,219)	(814,655)	(50,143)	(1,259,392)	(150,838)	(5,773,011)	9,291	(9,458)
Contract owners’ equity at beginning of period	2,123,629	2,938,284	2,487,136	3,746,528	14,891,810	20,664,821	37,059	46,517

Contract owners’ equity at end of period	$2,092,410	2,123,629	2,436,993	2,487,136	14,740,972	14,891,810	46,350	37,059

CHANGE IN UNITS:
Beginning units	75,973	84,516	166,889	217,231	687,571	786,081	3,174	3,469
Units purchased	180	201	439	2,932	3,416	9,455	597	-
Units redeemed	(12,632)	(8,744)	(13,779)	(53,274)	(91,333)	(107,965)	(224)	(295)

Ending units	63,521	75,973	153,549	166,889	599,654	687,571	3,547	3,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MCIF		MCIF2		NVAMV2		NVAMVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$597	257	4,554	(18,032)	158	(89)	8,920	(1,520)
Realized gain (loss) on investments	(4,875)	(2,498)	(890,809)	(154,605)	(230)	15,003	36,498	64,768
Change in unrealized gain (loss) on investments	36,734	(142,451)	2,383,768	(8,095,643)	574	(20,114)	(15,317)	(387,948)
Reinvested capital gains	19,503	103,252	970,869	4,955,328	1,692	4,229	101,607	270,362

Net increase (decrease) in contract owners’ equity resulting from operations	51,959	(41,440)	2,468,382	(3,312,952)	2,194	(971)	131,708	(54,338)

Equity transactions:
Purchase payments received from contract owners (note 4)	149	50,149	9,502	46,927	-	-	6,666	7,196
Transfers between funds	(344)	(21,772)	(252,170)	(540,269)	-	(41,857)	2,781	(26,282)
Redemptions (notes 2, 3, and 4)	(12,166)	(11,864)	(1,006,218)	(1,939,866)	(1,612)	(1,433)	(137,949)	(152,006)
Adjustments to maintain reserves	59	(19,991)	(249)	390	17	(428)	3,195	(5,035)

Net equity transactions	(12,302)	(3,478)	(1,249,135)	(2,432,818)	(1,595)	(43,718)	(125,307)	(176,127)

Net change in contract owners’ equity	39,657	(44,918)	1,219,247	(5,745,770)	599	(44,689)	6,401	(230,465)
Contract owners’ equity at beginning of period	357,894	402,812	17,741,665	23,487,435	30,281	74,970	1,857,183	2,087,648

Contract owners’ equity at end of period	$397,551	357,894	18,960,912	17,741,665	30,880	30,281	1,863,584	1,857,183

CHANGE IN UNITS:
Beginning units	7,740	7,462	415,148	470,054	752	1,802	120,573	131,829
Units purchased	22	1,083	1,785	1,666	-	-	983	3,327
Units redeemed	(273)	(805)	(30,016)	(56,572)	(40)	(1,050)	(9,152)	(14,583)

Ending units	7,489	7,740	386,917	415,148	712	752	112,404	120,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCBD1		NVCBD2		NVCCA2		NVCCN2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$154	105	8,413	4,753	(7,211)	(7,138)	(2,467)	(2,735)
Realized gain (loss) on investments	(140)	(1,494)	(922)	(71,860)	(228)	34,659	(1,156)	(1,806)
Change in unrealized gain (loss) on investments	253	(366)	10,025	(19,295)	48,875	(150,229)	15,851	(38,227)
Reinvested capital gains	-	10	-	509	46,672	26,658	5,125	5,450

Net increase (decrease) in contract owners’ equity resulting from operations	267	(1,745)	17,516	(85,893)	88,108	(96,050)	17,353	(37,318)

Equity transactions:
Purchase payments received from contract owners (note 4)	629	607	-	-	-	-	-	-
Transfers between funds	-	-	14,454	(7,791)	-	-	-	76,534
Redemptions (notes 2, 3, and 4)	(1,288)	(1,341)	(11,497)	(26,159)	(627)	(627)	(19,381)	(106,936)
Adjustments to maintain reserves	(2)	3	(24)	(16)	8	(16,588)	8	(1,981)

Net equity transactions	(661)	(731)	2,933	(33,966)	(619)	(17,215)	(19,373)	(32,383)

Net change in contract owners’ equity	(394)	(2,476)	20,449	(119,859)	87,489	(113,265)	(2,020)	(69,701)
Contract owners’ equity at beginning of period	8,747	11,223	440,635	560,494	589,721	702,986	240,573	310,274

Contract owners’ equity at end of period	$8,353	8,747	461,084	440,635	677,210	589,721	238,553	240,573

CHANGE IN UNITS:
Beginning units	708	766	36,352	38,900	33,354	33,387	18,209	20,500
Units purchased	51	47	1,188	67	-	-	-	5,536
Units redeemed	(109)	(105)	(952)	(2,615)	(33)	(33)	(1,468)	(7,827)

Ending units	650	708	36,588	36,352	33,321	33,354	16,741	18,209

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(470)	(467)	(3,412)	(3,766)	(17,544)	(19,494)	(1,379)	(959)
Realized gain (loss) on investments	29	5,746	(1,666)	4,889	(10,949)	(19,768)	48	13,304
Change in unrealized gain (loss) on investments	4,362	(12,673)	16,554	(50,878)	123,525	(307,179)	18,132	(28,963)
Reinvested capital gains	2,781	789	12,988	7,866	97,832	45,226	8,915	517

Net increase (decrease) in contract owners’ equity resulting from operations	6,702	(6,605)	24,464	(41,889)	192,864	(301,215)	25,716	(16,101)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	127	529	1,973	11,269	28,000	3,000
Transfers between funds	-	-	(13,606)	-	-	(409,618)	-	56,258
Redemptions (notes 2, 3, and 4)	(506)	(601)	(13,735)	(16,030)	(62,604)	(45,825)	-	-
Adjustments to maintain reserves	(17)	(1,255)	8	(4,544)	18	20	7	(2,632)

Net equity transactions	(523)	(1,856)	(27,206)	(20,045)	(60,613)	(444,154)	28,007	56,626

Net change in contract owners’ equity	6,179	(8,461)	(2,742)	(61,934)	132,251	(745,369)	53,723	40,525
Contract owners’ equity at beginning of period	40,515	48,976	260,415	322,349	1,445,282	2,190,651	131,806	91,281

Contract owners’ equity at end of period	$46,694	40,515	257,673	260,415	1,577,533	1,445,282	185,529	131,806

CHANGE IN UNITS:
Beginning units	2,179	2,212	17,868	18,984	86,050	110,264	6,691	3,891
Units purchased	-	-	8	33	110	1,374	1,262	2,800
Units redeemed	(24)	(33)	(1,796)	(1,149)	(3,463)	(25,588)	-	-

Ending units	2,155	2,179	16,080	17,868	82,697	86,050	7,953	6,691

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRB2		NVDBL2		NVDCA2		NVIE6
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(5,584)	(5,720)	(6,343)	(6,837)	(93)	(124)	915	1,396
Realized gain (loss) on investments	(822)	4,314	(13,721)	(18,107)	(1,241)	(27)	(237)	4,404
Change in unrealized gain (loss) on investments	40,001	(95,791)	85,504	(202,169)	2,465	(5,447)	9,869	(20,674)
Reinvested capital gains	27,340	17,809	-	127,198	7	3,417	-	7,007

Net increase (decrease) in contract owners’ equity resulting from operations	60,935	(79,388)	65,440	(99,915)	1,138	(2,181)	10,547	(7,867)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,080	-	-	-	-	-	-	-
Transfers between funds	32,728	-	(25,345)	-	42	48	-	-
Redemptions (notes 2, 3, and 4)	(40,875)	(37,666)	(26,356)	(35,799)	(2,503)	(4,713)	(2,460)	(1,454)
Adjustments to maintain reserves	(12)	(9,742)	(23)	(13,911)	(32)	(349)	(5)	(1,915)

Net equity transactions	10,921	(47,408)	(51,724)	(49,710)	(2,493)	(5,014)	(2,465)	(3,369)

Net change in contract owners’ equity	71,856	(126,796)	13,716	(149,625)	(1,355)	(7,195)	8,082	(11,236)
Contract owners’ equity at beginning of period	495,307	622,103	583,096	732,721	8,957	16,152	53,006	64,242

Contract owners’ equity at end of period	$567,163	495,307	596,812	583,096	7,602	8,957	61,088	53,006

CHANGE IN UNITS:
Beginning units	31,079	33,333	31,090	32,873	386	571	4,856	4,989
Units purchased	3,036	-	-	-	2	2	-	-
Units redeemed	(2,416)	(2,254)	(2,616)	(1,783)	(102)	(187)	(208)	(133)

Ending units	31,699	31,079	28,474	31,090	286	386	4,648	4,856

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVLCP2		NVMIG6		NVMIVX		NVMIVZ
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$11,895	4,159	198	(682)	427	624	3,584	7,232
Realized gain (loss) on investments	(1,134)	(31,287)	22	(38,072)	20	3,163	1,372	35,720
Change in unrealized gain (loss) on investments	15,842	(28,794)	7,462	3,261	3,064	(4,859)	31,755	(55,496)
Reinvested capital gains	-	3,823	-	2,513	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,603	(52,099)	7,682	(32,980)	3,511	(1,072)	36,711	(12,544)

Equity transactions:
Purchase payments received from contract owners (note 4)	95	-	(10)	-	-	-	3,600	3,601
Transfers between funds	148,457	-	1,539	(5,123)	-	-	(6,670)	691
Redemptions (notes 2, 3, and 4)	(7,137)	(10,846)	(3,341)	(4,475)	-	-	(15,636)	(11,392)
Adjustments to maintain reserves	(13)	(780)	(12)	(6,256)	(1)	(732)	(1,124)	(7,404)

Net equity transactions	141,402	(11,626)	(1,824)	(15,854)	(1)	(732)	(19,830)	(14,504)

Net change in contract owners’ equity	168,005	(63,725)	5,858	(48,834)	3,510	(1,804)	16,881	(27,048)
Contract owners’ equity at beginning of period	299,993	363,718	54,747	103,581	24,344	26,148	270,591	297,639

Contract owners’ equity at end of period	$467,998	299,993	60,605	54,747	27,854	24,344	287,472	270,591

CHANGE IN UNITS:
Beginning units	22,381	23,156	4,394	5,083	2,034	2,034	22,526	23,006
Units purchased	11,258	-	188	1,094	-	-	284	369
Units redeemed	(804)	(775)	(329)	(1,783)	-	-	(1,695)	(849)

Ending units	32,835	22,381	4,253	4,394	2,034	2,034	21,115	22,526

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMLG2		NVMMG2		NVMMV2		NVNMO2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$7,240	1,176	(1,131)	(1,186)	1,019	693	(375)	(468)
Realized gain (loss) on investments	(2,558)	5,122	(824)	(49,544)	(1,710)	(6,519)	(18)	10,150
Change in unrealized gain (loss) on investments	29,648	(16,922)	21,516	(31,013)	(16,535)	(17,491)	9,652	(30,117)
Reinvested capital gains	8,544	6,860	-	34,616	33,764	17,883	5,364	7,974

Net increase (decrease) in contract owners’ equity resulting from operations	42,874	(3,764)	19,561	(47,127)	16,538	(5,434)	14,623	(12,461)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	28,706	-	-
Transfers between funds	32,166	91,403	6,121	-	47	-	-	-
Redemptions (notes 2, 3, and 4)	(7,432)	(2,752)	(2,159)	(2,620)	(7,439)	(42,093)	(2,847)	(3,505)
Adjustments to maintain reserves	4	(1,039)	(9)	(17,488)	(7)	(4,111)	(14)	(2,991)

Net equity transactions	24,738	87,612	3,953	(20,108)	(7,399)	(17,498)	(2,861)	(6,496)

Net change in contract owners’ equity	67,612	83,848	23,514	(67,235)	9,139	(22,932)	11,762	(18,957)
Contract owners’ equity at beginning of period	124,406	40,558	101,740	168,975	228,717	251,649	67,338	86,295

Contract owners’ equity at end of period	$192,018	124,406	125,254	101,740	237,856	228,717	79,100	67,338

CHANGE IN UNITS:
Beginning units	3,375	937	4,599	4,703	8,437	8,933	2,665	2,804
Units purchased	764	2,509	239	-	126	1,125	-	-
Units redeemed	(232)	(71)	(89)	(104)	(397)	(1,621)	(100)	(139)

Ending units	3,907	3,375	4,749	4,599	8,166	8,437	2,565	2,665

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVNSR1		NVNSR2		NVOLG1		NVOLG2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(184)	(69)	(131)	(93)	14,918	(244,059)	50,988	(187,284)
Realized gain (loss) on investments	(433)	(533)	(14)	(632)	826,040	31,945	250,987	(189,354)
Change in unrealized gain (loss) on investments	1,729	(3,106)	1,322	(5,230)	8,114,678	(16,399,793)	7,470,624	(14,273,723)
Reinvested capital gains	3,055	789	2,217	1,271	-	3,069,539	-	2,713,575

Net increase (decrease) in contract owners’ equity resulting from operations	4,167	(2,919)	3,394	(4,684)	8,955,636	(13,542,368)	7,772,599	(11,936,786)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	70,603	178,327	398,663	91,268
Transfers between funds	25,345	-	-	-	(482,098)	(241,829)	(612,620)	(1,143,074)
Redemptions (notes 2, 3, and 4)	(11,615)	-	-	-	(3,888,121)	(3,443,220)	(3,303,712)	(3,862,174)
Adjustments to maintain reserves	(8)	(457)	(6)	(736)	8,958	(3,515)	(9,496)	(4,748)

Net equity transactions	13,722	(457)	(6)	(736)	(4,290,658)	(3,510,237)	(3,527,165)	(4,918,728)

Net change in contract owners’ equity	17,889	(3,376)	3,388	(5,420)	4,664,978	(17,052,605)	4,245,434	(16,855,514)
Contract owners’ equity at beginning of period	10,830	14,206	17,429	22,849	42,369,306	59,421,911	36,628,879	53,484,393

Contract owners’ equity at end of period	$28,719	10,830	20,817	17,429	47,034,284	42,369,306	40,874,313	36,628,879

CHANGE IN UNITS:
Beginning units	447	447	717	717	917,154	988,039	786,128	883,322
Units purchased	978	-	-	-	8,260	5,529	8,726	2,938
Units redeemed	(447)	-	-	-	(92,334)	(76,414)	(77,373)	(100,132)

Ending units	978	447	717	717	833,080	917,154	717,481	786,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVRE2		NVSTB2		NVTIV3		SAM
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$5,064	2,323	1,194	359	38	65	332,113	24,525
Realized gain (loss) on investments	(89,357)	346,530	(26)	(1,710)	12	250	-	-
Change in unrealized gain (loss) on investments	129,053	(720,928)	732	(1,096)	285	(425)	-	-
Reinvested capital gains	12,679	81,394	-	-	-	-	1	189

Net increase (decrease) in contract owners’ equity resulting from operations	57,439	(290,681)	1,900	(2,447)	335	(110)	332,114	24,714

Equity transactions:
Purchase payments received from contract owners (note 4)	4,307	7,918	3,900	765	-	-	546,460	1,114,663
Transfers between funds	(306,701)	5,955	6,530	(31)	-	-	2,856,676	5,856,786
Redemptions (notes 2, 3, and 4)	(59,344)	(132,188)	(792)	(944)	(130)	(136)	(3,787,852)	(5,953,848)
Adjustments to maintain reserves	(76)	(103,037)	(5)	(39)	(3)	(78)	443	(130)

Net equity transactions	(361,814)	(221,352)	9,633	(249)	(133)	(214)	(384,273)	1,017,471

Net change in contract owners’ equity	(304,375)	(512,033)	11,533	(2,696)	202	(324)	(52,159)	1,042,185
Contract owners’ equity at beginning of period	856,400	1,368,433	35,043	37,739	2,359	2,683	9,546,000	8,503,815

Contract owners’ equity at end of period	$552,025	856,400	46,576	35,043	2,561	2,359	9,493,841	9,546,000

CHANGE IN UNITS:
Beginning units	48,707	55,058	3,434	3,450	136	144	963,681	860,488
Units purchased	376	955	995	76	-	-	438,767	732,228
Units redeemed	(20,769)	(7,306)	(79)	(92)	(7)	(8)	(478,161)	(629,035)

Ending units	28,314	48,707	4,350	3,434	129	136	924,287	963,681

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCF		SCF2		SCGF2		SCVF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(1,455)	(1,748)	(6,536)	(7,858)	(4,146)	(4,787)	(361)	(433)
Realized gain (loss) on investments	(1,633)	42,003	(13,499)	131,293	(5,388)	(60,386)	(1,440)	3,213
Change in unrealized gain (loss) on investments	40,007	(167,509)	120,741	(529,280)	66,313	(145,867)	7,281	(18,578)
Reinvested capital gains	1,816	71,762	5,796	234,685	-	73,898	2,441	8,931

Net increase (decrease) in contract owners’ equity resulting from operations	38,735	(55,492)	106,502	(171,160)	56,779	(137,142)	7,921	(6,867)

Equity transactions:
Purchase payments received from contract owners (note 4)	99	99	324	1,219	211	3,507	-	-
Transfers between funds	7	206	5,651	(31,725)	(8,045)	1,850	387	(356)
Redemptions (notes 2, 3, and 4)	(2,510)	(3,321)	(31,811)	(40,553)	(39,053)	(40,274)	(8,707)	(2,711)
Adjustments to maintain reserves	(54)	(18,636)	(862)	(55,837)	(90)	(45,596)	(40)	(2,222)

Net equity transactions	(2,458)	(21,652)	(26,698)	(126,896)	(46,977)	(80,513)	(8,360)	(5,289)

Net change in contract owners’ equity	36,277	(77,144)	79,804	(298,056)	9,802	(217,655)	(439)	(12,156)
Contract owners’ equity at beginning of period	303,727	380,871	873,073	1,171,129	365,979	583,634	54,361	66,517

Contract owners’ equity at end of period	$340,004	303,727	952,877	873,073	375,781	365,979	53,922	54,361

CHANGE IN UNITS:
Beginning units	6,579	6,637	19,778	21,247	13,667	14,964	1,474	1,554
Units purchased	2	7	279	105	670	457	10	-
Units redeemed	(55)	(65)	(800)	(1,574)	(2,223)	(1,754)	(226)	(80)

Ending units	6,526	6,579	19,257	19,778	12,114	13,667	1,258	1,474

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCVF2		TRF2		AMSRS		PMVEBD
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(7,399)	(8,566)	(47)	(44)	(989)	(920)	126	112
Realized gain (loss) on investments	(15,341)	3,417	(866)	3,015	11,253	6,688	(56)	(181)
Change in unrealized gain (loss) on investments	94,853	(218,191)	819	(8,485)	19,201	(53,170)	204	(511)
Reinvested capital gains	39,011	127,401	2,226	3,070	2,003	13,564	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	111,124	(95,939)	2,132	(2,444)	31,468	(33,838)	274	(580)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,936	29,504	7,860	1,590	-	-	-	-
Transfers between funds	14,014	(1,897)	(13,574)	-	(20,611)	-	364	(427)
Redemptions (notes 2, 3, and 4)	(68,234)	(70,302)	(1,905)	(1,851)	(14,393)	(12,938)	(112)	(125)
Adjustments to maintain reserves	(91)	(30,723)	8	(771)	13	25	(5)	(5)

Net equity transactions	(50,375)	(73,418)	(7,611)	(1,032)	(34,991)	(12,913)	247	(557)

Net change in contract owners’ equity	60,749	(169,357)	(5,479)	(3,476)	(3,523)	(46,751)	521	(1,137)
Contract owners’ equity at beginning of period	740,183	909,540	30,402	33,878	136,107	182,858	2,444	3,581

Contract owners’ equity at end of period	$800,932	740,183	24,923	30,402	132,584	136,107	2,965	2,444

CHANGE IN UNITS:
Beginning units	23,371	24,651	1,077	1,084	3,766	4,086	235	287
Units purchased	705	1,259	278	56	-	-	40	14
Units redeemed	(2,146)	(2,539)	(524)	(63)	(853)	(320)	(16)	(66)

Ending units	21,930	23,371	831	1,077	2,913	3,766	259	235

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVFAD		PMVLAD		PVEIB		PVGOB
	2023	2022	2023	2022	2023	2022	2023	2022

Investment activity*:
Net investment income (loss)	$369	140	16,831	3,892	608	328	(3,287)	(3,720)
Realized gain (loss) on investments	(1,374)	(257)	(2,649)	(1,661)	(152)	7,429	3,120	14,539
Change in unrealized gain (loss) on investments	2,109	(6,402)	11,045	(52,379)	6,761	(22,787)	98,209	(210,683)
Reinvested capital gains	-	-	-	-	4,627	8,181	4,078	59,743

Net increase (decrease) in contract owners’ equity resulting from operations	1,104	(6,519)	25,227	(50,148)	11,844	(6,849)	102,120	(140,121)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	300	300	14,176	1,531	12,661	3,256
Transfers between funds	-	-	(2,110)	3,082	3,711	-	15,818	5,488
Redemptions (notes 2, 3, and 4)	(2,524)	(436)	(23,887)	(17,644)	(2,490)	(22,015)	(33,479)	(94,187)
Adjustments to maintain reserves	6	-	(18)	(36)	(19)	924	4	(877)

Net equity transactions	(2,518)	(436)	(25,715)	(14,298)	15,378	(19,560)	(4,996)	(86,320)

Net change in contract owners’ equity	(1,414)	(6,955)	(488)	(64,446)	27,222	(26,409)	97,124	(226,441)
Contract owners’ equity at beginning of period	26,010	32,965	677,977	742,423	75,216	101,625	243,609	470,050

Contract owners’ equity at end of period	$24,596	26,010	677,489	677,977	102,438	75,216	340,733	243,609

CHANGE IN UNITS:
Beginning units	2,590	2,631	60,843	62,097	4,557	5,883	11,640	15,414
Units purchased	-	-	27	291	1,270	92	1,407	984
Units redeemed	(264)	(41)	(2,299)	(1,545)	(391)	(1,418)	(1,653)	(4,758)

Ending units	2,326	2,590	58,571	60,843	5,436	4,557	11,394	11,640

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVTIGB		PVTSCB		VWHA		VWHAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$(355)	161	(117)	(134)	(10)	44	2,838	1,199
Realized gain (loss) on investments	66	1,732	(1,495)	2,107	(191)	(9)	140,300	2,565
Change in unrealized gain (loss) on investments	5,340	(12,355)	2,342	(6,692)	(238)	395	(155,352)	13,206
Reinvested capital gains	-	3,721	1,761	2,143	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,051	(6,741)	2,491	(2,576)	(439)	430	(12,214)	16,970

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	480	480
Transfers between funds	-	-	(2,973)	(322)	-	-	(3,271)	299
Redemptions (notes 2, 3, and 4)	(404)	(4,293)	(3,405)	(349)	(4,868)	(196)	(59,276)	(584)
Adjustments to maintain reserves	(21)	266	(18)	243	3	3	(5)	-

Net equity transactions	(425)	(4,027)	(6,396)	(428)	(4,865)	(193)	(62,072)	195

Net change in contract owners’ equity	4,626	(10,768)	(3,905)	(3,004)	(5,304)	237	(74,286)	17,165
Contract owners’ equity at beginning of period	29,637	40,405	14,328	17,332	6,065	5,828	266,568	249,403

Contract owners’ equity at end of period	$34,263	29,637	10,423	14,328	761	6,065	192,282	266,568

CHANGE IN UNITS:
Beginning units	1,643	1,885	409	427	662	683	30,524	30,539
Units purchased	-	-	2	-	-	-	35,992	431
Units redeemed	(20)	(242)	(172)	(18)	(574)	(21)	(43,366)	(446)

Ending units	1,623	1,643	239	409	88	662	23,150	30,524

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)*

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)*

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)*

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)*

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

*	At December 31, 2023, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)		8/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVGIB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	5/1/2023
ALVSVB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	5/1/2023
NVNMO2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	5/1/2023
NVNSR1	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	5/1/2023
NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $725,073 and $663,895, respectively, and total transfers from the Separate Account to the fixed account were $807,092 and $3,752,828, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$136,912	$78,950
ALVIVB	1,075	28,169
ALVPGB	123,315	83,386
ALVSVB	178,814	151,991
WFVSCG	-	8,549
MLVGA3	36,042	72,306
DSIF	30,882	23,607
DSRG	13,059	10,428
DVMCSS	15,760	3,227
DVSCS	16,188	15,577
ETVFR	3,364	28,233
FHIBS	61,560	76,404
FQB	19,943	61,615
FQBS	26,398	44,517
FVK2	-	5,618
FVU2S	5,774	13,784
FAM2	15,291	42,413

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FAMG2	5,079	33,356
FAMGP	64,192	51,342
FAMGS	41,250	111,039
FAMP	39,782	153,945
FAMS	18,666	85,868
FB2	107,571	130,115
FBP	599,095	819,013
FBS	105,377	171,290
FDCA2	73,909	96,433
FDCAS	21,810	23,613
FEI2	413,395	689,868
FEIP	441,935	990,568
FEIS	373,074	900,844
FG2	723,768	937,584
FGI2	173,414	288,068
FGIP	3	74
FGIS	43,790	10,830
FGP	759,761	1,027,169
FGS	547,156	1,365,478
FHI2	88,375	106,282
FHIP	260,249	427,266
FHIS	130,263	157,908
FIGBP	288,082	682,921
FIP	693,132	2,518,316
FMC2	20	1,193
FMCP	64,359	258,432
FMMP	2,430,471	2,486,160
FO2	28,591	135,923
FOP	70,785	498,075
FOS	16,425	160,369
FV2	23,864	56,849
FVS	8,523	2,533
FVSS	49,216	11,986
FVSS2	76,851	188,999
FTVFA2	11,434	12,013
TIF	1,856	2,745
ACC2	278,552	387,078
ACEG2	365	2,751
AVCE2	7,804	53,865
AVGI	3,725	1,706
AVIE2	36	8,194
AVMCCI	8,376	34,587
OVAG	-	275
OVAG2	10,643	32,743
OVGS	22,287	8,950
OVGSS	206,633	402,962
OVSB	764	13,954
OVSBS	9,768	226,605
OVSC	5,077	20,758
OVSCS	16,855	96,376
WRASP	33,703	32,581
M2IGSS	78,430	148,829
MMCGSC	27,118	169,417
MNDSC	7,338	138,751
MVFSC	165,211	179,586
MVIVSC	53,598	43,977
GBF	134,141	476,131
GEM2	12,354	75,024
GVAAA2	404,750	488,384
GVABD2	42,774	19,898

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

GVAGG2	140,095	59,951
GVAGI2	113,911	31,301
GVAGR2	556,680	748,010
GVDMA	262,636	2,180,580
GVDMC	9,857	574,642
GVEX1	100,738	674,047
GVEX2	264,788	1,038,852
GVIDA	25,909	407,069
GVIDC	946	237,739
GVIDM	136,311	2,297,219
HIBF	10,065	3,185
MCIF	24,967	17,229
MCIF2	1,183,608	1,457,072
NVAMV2	2,167	1,929
NVAMVZ	139,445	157,418
NVCBD1	866	1,370
NVCBD2	27,333	15,963
NVCCA2	46,672	7,839
NVCCN2	5,125	21,847
NVCMA2	2,781	976
NVCMC2	13,056	30,695
NVCMD2	98,096	78,438
NVCRA2	36,825	1,288
NVCRB2	79,132	46,444
NVDBL2	-	58,044
NVDCA2	7	2,553
NVIE6	1,490	3,034
NVLCP2	173,983	20,673
NVMIG6	3,265	4,879
NVMIVX	710	282
NVMIVZ	9,005	24,129
NVMLG2	52,391	11,874
NVMMG2	6,117	3,286
NVMMV2	40,592	13,201
NVNMO2	5,671	3,529
NVNSR1	28,487	11,886
NVNSR2	2,274	187
NVOLG1	829,930	5,114,623
NVOLG2	716,576	4,183,264
NVRE2	28,692	372,688
NVSTB2	12,048	1,216
NVTIV3	60	153
SAM	2,449,431	2,502,034
SCF	3,419	5,462
SCF2	19,121	45,699
SCGF2	17,906	68,938
SCVF	3,036	9,276
SCVF2	56,789	75,462
TRF2	10,313	15,753
AMSRS	2,427	36,418
PMVEBD	572	193
PMVFAD	615	2,770
PMVLAD	23,683	32,549
PVEIB	27,933	7,302
PVGOB	41,763	45,973
PVTIGB	11	770
PVTSCB	4,622	9,356
VWHA	22	4,900
VWHAS	297,133	356,361

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)
2023	0.95%	to	1.60%	39,169	$39.88	to	$34.53	$1,501,536	1.27%	10.66%	to	9.94%
2022	0.95%	to	1.60%	40,853	36.04	to	31.41	1,417,165	1.12%	-5.33%	to	-5.95%
2021	0.95%	to	1.60%	44,313	38.06	to	33.40	1,626,921	0.62%	26.62%	to	25.79%
2020	0.95%	to	1.65%	52,616	30.06	to	26.29	1,527,739	1.32%	1.50%	to	0.78%
2019	0.95%	to	1.75%	56,557	29.62	to	25.62	1,621,462	1.02%	22.44%	to	21.45%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.95%	to	1.80%	8,149	20.45	to	16.94	157,492	0.65%	13.74%	to	12.77%
2022	0.95%	to	1.80%	9,537	17.98	to	15.02	162,527	4.00%	-14.61%	to	-15.34%
2021	0.95%	to	1.80%	10,287	21.06	to	17.74	205,778	1.65%	9.80%	to	8.86%
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
2019	0.95%	to	1.80%	11,466	18.94	to	16.24	207,776	0.79%	15.68%	to	14.69%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2023	0.95%	to	1.60%	27,623	57.51	to	49.80	1,501,915	0.00%	33.51%	to	32.64%
2022	0.95%	to	1.60%	28,528	43.07	to	37.54	1,165,206	0.00%	-29.36%	to	-29.83%
2021	0.95%	to	1.60%	28,442	60.98	to	53.50	1,648,320	0.00%	27.43%	to	26.59%
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
2019	0.95%	to	1.60%	33,723	35.75	to	31.78	1,154,752	0.00%	33.09%	to	32.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2023	0.95%	to	1.85%	37,208	53.80	to	44.06	1,907,708	0.81%	15.76%	to	14.71%
2022	0.95%	to	1.85%	39,773	46.48	to	38.41	1,764,176	0.81%	-16.62%	to	-17.37%
2021	0.95%	to	1.80%	46,237	55.74	to	46.96	2,466,927	0.60%	34.32%	to	33.17%
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
2019	0.95%	to	1.80%	61,514	40.65	to	34.85	2,409,622	0.32%	18.76%	to	17.74%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.95%	to	1.20%	865	42.63	to	41.08	36,844	0.00%	3.12%	to	2.86%
2022	0.95%	to	1.20%	1,062	41.34	to	39.93	43,719	0.00%	-35.04%	to	-35.21%
2021	0.95%	to	1.20%	1,100	63.64	to	61.63	69,745	0.00%	6.62%	to	6.35%
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
2019	0.95%	to	1.30%	2,602	38.19	to	36.78	99,030	0.00%	23.64%	to	23.21%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2023	0.95%	to	1.55%	64,421	22.15	to	20.26	1,385,472	2.53%	11.42%	to	10.75%
2022	0.95%	to	1.55%	67,175	19.88	to	18.29	1,297,822	0.00%	-16.87%	to	-17.37%
2021	0.95%	to	1.55%	71,047	23.91	to	22.14	1,655,364	0.82%	5.40%	to	4.77%
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
2019	0.95%	to	1.55%	75,010	18.97	to	17.78	1,393,629	1.25%	16.64%	to	15.93%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.95%	to	1.50%	12,741	54.07	to	47.95	669,483	1.43%	24.74%	to	24.05%
2022	0.95%	to	1.50%	13,103	43.34	to	38.65	552,506	1.34%	-19.09%	to	-19.54%
2021	0.95%	to	1.50%	13,617	53.57	to	48.04	709,983	1.13%	27.19%	to	26.49%
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
2019	0.95%	to	1.50%	15,566	36.03	to	32.67	547,214	1.73%	29.94%	to	29.22%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
2019	0.95%	to	1.60%	50,797	39.04	to	34.98	1,919,690	1.46%	29.60%	to	28.75%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2023	1.10%			2,552	42.56			108,601	0.73%	22.46%
2022	1.10%			2,781	34.75			96,640	0.52%	-23.72%
2021	1.10%			2,819	45.56			128,467	0.74%	25.60%
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
2019	1.10%			2,800	29.54			82,716	1.44%	32.88%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2023	0.95%	to	1.35%	7,242	17.91	to	17.22	128,883	0.53%	16.87%	to	16.40%
2022	0.95%	to	1.35%	6,663	15.33	to	14.80	101,608	0.44%	-15.10%	to	-15.44%
2021	0.95%	to	1.20%	6,514	18.05	to	17.70	117,061	0.33%	24.37%	to	24.05%
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
2019	0.95%	to	1.15%	4,796	13.59	to	13.43	64,823	0.45%	18.72%	to	18.48%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.95%	to	1.35%	4,525	53.04	to	48.61	232,685	1.07%	14.29%	to	13.83%
2022	0.95%	to	1.35%	4,769	46.41	to	42.70	214,830	0.91%	-17.44%	to	-17.77%
2021	0.95%	to	1.35%	4,867	56.21	to	51.93	265,906	0.66%	24.95%	to	24.44%
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
2019	0.95%	to	1.35%	5,508	41.06	to	38.24	220,471	0.88%	21.05%	to	20.56%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2023	0.95%	to	1.15%	2,260	12.44	to	12.20	27,976	8.17%	10.16%	to	9.94%
2022	0.95%	to	1.15%	4,603	11.30	to	11.10	51,874	4.74%	-3.66%	to	-3.85%
2021	0.95%	to	1.15%	3,181	11.73	to	11.55	37,178	2.90%	2.64%	to	2.43%
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
2019	0.95%	to	1.30%	3,593	11.31	to	11.08	40,518	4.40%	6.06%	to	5.69%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2023	0.95%	to	1.85%	36,442	30.79	to	25.22	1,072,130	5.61%	11.40%	to	10.40%
2022	0.95%	to	1.85%	38,575	27.64	to	22.85	1,021,514	5.91%	-12.76%	to	-13.55%
2021	0.95%	to	1.75%	49,109	31.68	to	26.96	1,487,958	4.93%	3.45%	to	2.62%
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
2019	0.95%	to	1.75%	65,510	29.32	to	25.36	1,852,017	5.73%	13.04%	to	12.13%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.95%	to	1.55%	31,275	17.95	to	15.75	544,505	2.69%	5.13%	to	4.50%
2022	0.95%	to	1.55%	34,345	17.08	to	15.07	568,740	2.66%	-10.14%	to	-10.68%
2021	0.95%	to	1.55%	35,481	19.00	to	16.87	655,492	3.07%	-2.33%	to	-2.92%
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
2019	0.95%	to	1.55%	53,565	18.17	to	16.33	947,394	2.73%	8.40%	to	7.75%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2023	0.95%	to	1.85%	54,293	17.21	to	14.12	901,537	2.37%	4.85%	to	3.90%
2022	0.95%	to	1.85%	56,181	16.42	to	13.60	889,241	2.35%	-10.31%	to	-11.13%
2021	0.95%	to	1.85%	62,978	18.31	to	15.30	1,116,386	2.34%	-2.60%	to	-3.48%
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
2019	0.95%	to	1.85%	76,332	17.59	to	14.97	1,300,115	2.72%	8.13%	to	7.15%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2023	0.95%	to	1.20%	1,478	32.81	to	31.69	47,426	0.00%	14.14%	to	13.85%
2022	0.95%	to	1.20%	1,647	28.75	to	27.83	46,436	0.00%	-30.75%	to	-30.93%
2021	0.95%	to	1.20%	1,672	41.52	to	40.29	68,226	0.00%	1.54%	to	1.28%
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
2019	0.95%	to	1.20%	1,722	32.05	to	31.27	54,379	0.00%	32.55%	to	32.22%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2023	0.95%	to	1.40%	25,645	11.50	to	11.22	293,366	1.57%	7.30%	to	6.82%
2022	0.95%	to	1.40%	26,517	10.72	to	10.51	282,984	0.00%	-14.81%	to	-15.20%
2021	0.95%	to	1.40%	33,920	12.58	to	12.39	425,111	1.56%	17.13%	to	16.60%
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
2019	0.95%	to	1.40%	41,532	10.77	to	10.70	446,505	1.99%	18.78%	to	18.24%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2023	0.95%	to	1.45%	21,157	22.73	to	20.17	475,756	2.11%	11.59%	to	11.02%
2022	0.95%	to	1.45%	22,968	20.37	to	18.16	463,109	1.94%	-15.96%	to	-16.38%
2021	0.95%	to	1.45%	23,458	24.24	to	21.72	562,781	1.41%	8.64%	to	8.09%
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
2019	0.95%	to	1.45%	31,945	19.67	to	17.80	622,509	1.58%	16.89%	to	16.30%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2023	0.95%	to	1.45%	14,033	22.10	to	19.61	307,864	1.68%	14.95%	to	14.37%
2022	0.95%	to	1.60%	15,578	19.23	to	16.56	296,315	1.61%	-17.83%	to	-18.37%
2021	0.95%	to	1.60%	19,825	23.40	to	20.29	459,187	1.21%	12.61%	to	11.87%
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
2019	0.95%	to	1.60%	24,283	17.94	to	15.76	431,906	1.32%	21.33%	to	20.54%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2023	1.30%	to	1.50%	25,349	33.94	to	27.58	838,537	1.86%	14.86%	to	14.63%
2022	1.30%	to	1.50%	25,078	29.55	to	24.06	723,011	1.76%	-17.96%	to	-18.12%
2021	1.30%	to	1.50%	27,471	36.01	to	29.39	966,565	1.36%	12.48%	to	12.25%
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%
2019	1.30%	to	1.50%	32,891	27.66	to	22.66	891,048	1.47%	21.23%	to	20.99%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2023	0.95%	to	1.25%	12,373	29.38	to	23.01	357,105	1.67%	15.11%	to	14.76%
2022	0.95%	to	1.40%	15,488	25.52	to	19.35	378,591	1.73%	-17.74%	to	-18.11%
2021	0.95%	to	1.40%	16,154	31.03	to	23.62	480,967	1.25%	12.81%	to	12.29%
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
2019	0.95%	to	1.40%	21,283	23.70	to	18.21	488,527	1.37%	21.49%	to	20.94%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2023	1.30%	to	1.45%	37,309	32.31	to	27.19	1,167,413	2.30%	11.48%	to	11.31%
2022	1.30%	to	1.45%	41,957	28.98	to	24.43	1,179,501	2.08%	-16.04%	to	-16.17%
2021	1.30%	to	1.45%	43,253	34.52	to	29.14	1,450,008	1.51%	8.49%	to	8.33%
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
2019	1.30%	to	1.45%	56,988	28.06	to	23.76	1,559,975	1.75%	16.71%	to	16.53%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2023	0.95%	to	1.05%	19,522	28.79	to	28.05	558,731	2.06%	11.83%	to	11.72%
2022	0.95%	to	1.05%	22,358	25.75	to	25.11	572,682	1.88%	-15.84%	to	-15.92%
2021	0.95%	to	1.05%	25,603	30.59	to	29.86	779,053	1.41%	8.76%	to	8.65%
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
2019	0.95%	to	1.05%	38,052	24.75	to	24.21	934,385	1.57%	17.04%	to	16.92%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2023	0.95%	to	1.60%	36,111	35.77	to	30.61	1,245,927	1.54%	20.09%	to	19.30%
2022	0.95%	to	1.60%	38,403	29.78	to	25.66	1,104,408	1.06%	-18.96%	to	-19.49%
2021	0.95%	to	1.60%	41,627	36.75	to	31.87	1,479,945	0.72%	16.87%	to	16.10%
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
2019	0.95%	to	1.60%	50,153	26.00	to	22.84	1,264,520	1.56%	22.94%	to	22.13%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2023	1.30%	to	1.50%	189,941	60.60	to	40.12	10,989,313	1.71%	19.95%	to	19.71%
2022	1.30%	to	1.50%	201,592	50.52	to	33.51	9,742,610	1.27%	-19.01%	to	-19.17%
2021	1.30%	to	1.50%	216,501	62.37	to	41.46	12,944,326	0.92%	16.73%	to	16.49%
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
2019	1.30%	to	1.50%	262,331	44.24	to	29.52	11,178,690	1.72%	22.89%	to	22.64%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2023	0.95%	to	1.10%	49,265	42.73	to	34.33	2,089,631	1.62%	20.25%	to	20.07%
2022	0.95%	to	1.10%	53,150	35.53	to	28.59	1,875,108	1.19%	-18.80%	to	-18.92%
2021	0.95%	to	1.10%	56,080	43.76	to	35.26	2,436,374	0.84%	17.01%	to	16.83%
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
2019	0.95%	to	1.10%	65,209	30.87	to	24.95	1,999,779	1.64%	23.12%	to	22.93%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2023	0.95%	to	1.60%	34,496	38.93	to	33.41	1,294,953	0.12%	27.50%	to	26.67%
2022	0.95%	to	1.60%	36,593	30.53	to	26.37	1,079,476	0.10%	-21.80%	to	-22.31%
2021	0.95%	to	1.60%	42,041	39.04	to	33.95	1,592,761	0.12%	23.09%	to	22.28%
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
2019	0.95%	to	1.60%	54,566	24.02	to	21.16	1,278,625	0.36%	28.59%	to	27.75%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2023	0.95%	to	1.00%	10,486	40.35	to	39.88	422,830	0.28%	27.71%	to	27.65%
2022	0.95%	to	1.00%	11,033	31.59	to	31.24	348,383	0.23%	-21.69%	to	-21.73%
2021	0.95%	to	1.00%	11,033	40.34	to	39.91	444,875	0.32%	23.29%	to	23.23%
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
2019	0.95%	to	1.00%	9,999	24.75	to	24.51	247,348	0.53%	28.72%	to	28.66%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2023	0.95%	to	1.85%	203,486	36.31	to	29.25	7,092,811	1.73%	9.33%	to	8.34%
2022	0.95%	to	1.85%	219,783	33.21	to	27.00	7,011,769	1.65%	-6.14%	to	-6.99%
2021	0.95%	to	1.85%	249,734	35.38	to	29.03	8,505,615	1.65%	23.42%	to	22.30%
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%
2019	0.95%	to	1.85%	309,177	27.19	to	22.72	8,116,773	1.81%	25.90%	to	24.76%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2023	1.30%	to	1.50%	132,989	49.48	to	39.57	6,395,730	1.86%	9.21%	to	8.99%
2022	1.30%	to	1.50%	150,016	45.30	to	36.30	6,599,523	1.86%	-6.19%	to	-6.38%
2021	1.30%	to	1.50%	163,859	48.29	to	38.78	7,694,964	1.86%	23.27%	to	23.02%
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
2019	1.30%	to	1.50%	201,505	37.20	to	29.99	7,280,087	2.01%	25.79%	to	25.53%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2023	0.95%	to	1.50%	134,736	41.99	to	30.25	5,396,771	1.76%	9.49%	to	8.88%
2022	0.95%	to	1.50%	154,728	38.35	to	27.78	5,639,024	1.71%	-5.99%	to	-6.51%
2021	0.95%	to	1.50%	177,009	40.80	to	29.72	6,891,515	1.76%	23.64%	to	22.96%
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
2019	0.95%	to	1.50%	213,668	31.27	to	23.03	6,345,772	1.91%	26.12%	to	25.42%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2023	0.95%	to	1.85%	224,442	38.20	to	30.78	8,353,184	0.00%	34.60%	to	33.38%
2022	0.95%	to	1.85%	241,351	28.38	to	23.08	6,651,539	0.37%	-25.36%	to	-26.04%
2021	0.95%	to	1.85%	285,719	38.03	to	31.20	10,559,677	0.00%	21.74%	to	20.63%
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
2019	0.95%	to	1.85%	341,782	21.97	to	18.36	7,318,073	0.06%	32.70%	to	31.50%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2023	0.95%	to	1.60%	92,887	36.90	to	31.58	3,304,112	1.45%	17.24%	to	16.48%
2022	0.95%	to	1.60%	100,263	31.47	to	27.11	3,051,811	1.40%	-6.07%	to	-6.69%
2021	0.95%	to	1.60%	114,788	33.51	to	29.05	3,727,996	2.20%	24.45%	to	23.63%
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
2019	0.95%	to	1.60%	139,310	25.26	to	22.19	3,421,431	3.43%	28.45%	to	27.61%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
2019	1.30%	to	1.50%	110,788	40.89	to	32.91	4,393,733	3.61%	28.36%	to	28.10%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2021	0.95%	to	1.25%	2	44.94	to	31.56	77	0.40%	24.57%	to	24.19%
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
2019	0.95%	to	1.25%	142,917	33.81	to	23.89	4,778,345	3.54%	28.71%	to	28.32%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2023	1.30%	to	1.50%	168,282	83.95	to	68.70	13,637,280	0.13%	34.47%	to	34.20%
2022	1.30%	to	1.50%	178,119	62.43	to	51.19	10,743,235	0.61%	-25.44%	to	-25.59%
2021	1.30%	to	1.50%	193,567	83.73	to	68.79	15,667,680	0.00%	21.61%	to	21.37%
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
2019	1.30%	to	1.50%	233,086	48.48	to	39.99	10,950,386	0.26%	32.57%	to	32.30%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2023	0.95%	to	1.50%	159,379	74.16	to	44.38	11,691,069	0.04%	34.81%	to	34.06%
2022	0.95%	to	1.50%	178,954	55.01	to	33.10	9,714,606	0.51%	-25.24%	to	-25.65%
2021	0.95%	to	1.50%	186,361	73.58	to	44.53	13,538,737	0.00%	21.91%	to	21.24%
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
2019	0.95%	to	1.50%	228,952	42.39	to	25.94	9,585,434	0.17%	32.91%	to	32.17%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2023	0.95%	to	1.85%	71,552	19.72	to	15.89	1,349,643	5.62%	9.19%	to	8.20%
2022	0.95%	to	1.85%	75,823	18.06	to	14.68	1,313,644	4.95%	-12.51%	to	-13.31%
2021	0.95%	to	1.85%	83,927	20.64	to	16.94	1,665,107	5.23%	3.30%	to	2.36%
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
2019	0.95%	to	1.85%	96,807	19.70	to	16.46	1,838,908	4.97%	13.68%	to	12.65%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2023	1.30%	to	1.50%	173,704	21.91	to	17.73	3,682,535	5.54%	9.04%	to	8.82%
2022	1.30%	to	1.50%	189,618	20.10	to	16.29	3,691,836	5.04%	-12.52%	to	-12.70%
2021	1.30%	to	1.50%	203,392	22.97	to	18.66	4,533,581	5.27%	3.05%	to	2.85%
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
2019	1.30%	to	1.50%	232,341	21.98	to	17.93	4,965,571	5.11%	13.61%	to	13.38%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2023	0.95%	to	1.50%	92,686	19.22	to	16.50	1,758,618	5.65%	9.46%	to	8.85%
2022	0.95%	to	1.50%	98,662	17.56	to	15.16	1,711,232	4.84%	-12.40%	to	-12.88%
2021	0.95%	to	1.50%	108,437	20.04	to	17.40	2,148,279	5.14%	3.50%	to	2.93%
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
2019	0.95%	to	1.50%	124,096	19.04	to	16.72	2,338,545	5.09%	13.83%	to	13.20%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2023	0.95%	to	1.55%	207,828	23.01	to	18.57	4,669,026	2.54%	5.20%	to	4.56%
2022	0.95%	to	1.55%	229,478	21.88	to	17.76	4,909,873	2.15%	-13.79%	to	-14.31%
2021	0.95%	to	1.55%	268,001	25.37	to	20.73	6,672,838	2.01%	-1.55%	to	-2.15%
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
2019	0.95%	to	1.55%	312,503	23.79	to	19.67	7,309,975	2.68%	8.62%	to	7.97%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2023	0.95%	to	1.50%	430,817	57.75	to	53.76	25,698,077	1.46%	25.00%	to	24.31%
2022	0.95%	to	1.55%	471,124	46.20	to	29.80	22,519,648	1.44%	-18.99%	to	-19.48%
2021	0.95%	to	1.55%	507,494	57.03	to	37.01	29,969,763	1.25%	27.36%	to	26.59%
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
2019	0.95%	to	1.70%	607,919	38.23	to	24.34	24,311,780	1.96%	30.10%	to	29.12%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%
2019	0.95%	to	1.80%	241,230	47.47	to	40.07	11,166,909	0.67%	22.00%	to	20.96%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2023	1.30%			17,579	110.93			1,950,011	0.58%	13.58%
2022	1.30%			19,785	97.66			1,932,226	0.50%	-15.85%
2021	1.30%			20,262	116.06			2,351,419	0.58%	23.97%
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
2019	1.30%			23,138	80.25			1,856,871	0.84%	21.84%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
2019	0.95%	to	1.45%	73,665	84.64	to	70.36	6,173,561	0.79%	22.18%	to	21.56%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2023	0.95%	to	1.50%	387,191	13.15	to	11.50	4,856,465	4.81%	3.92%	to	3.34%
2022	0.95%	to	1.50%	408,246	12.66	to	11.13	4,927,686	1.43%	0.49%	to	-0.07%
2021	0.95%	to	1.50%	412,873	12.60	to	11.13	4,951,424	0.01%	-0.94%	to	-1.49%
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
2019	0.95%	to	1.50%	276,218	12.80	to	11.44	3,381,718	1.96%	1.05%	to	0.49%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2023	0.95%	to	1.75%	95,536	18.28	to	15.09	1,707,692	0.80%	19.08%	to	18.12%
2022	0.95%	to	1.75%	102,210	15.35	to	12.77	1,534,461	0.81%	-25.40%	to	-26.00%
2021	0.95%	to	1.75%	109,258	20.57	to	17.26	2,200,832	0.32%	18.26%	to	17.30%
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
2019	0.95%	to	1.75%	133,700	15.23	to	12.98	1,990,416	1.50%	26.29%	to	25.27%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2023	1.30%	to	1.50%	150,554	30.68	to	24.86	4,487,926	1.02%	18.94%	to	18.70%
2022	1.30%	to	1.50%	165,757	25.79	to	20.94	4,160,836	1.05%	-25.47%	to	-25.62%
2021	1.30%	to	1.50%	176,781	34.61	to	28.15	5,959,488	0.51%	18.14%	to	17.90%
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
2019	1.30%	to	1.50%	229,946	25.67	to	20.97	5,758,023	1.69%	26.11%	to	25.85%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.95%	to	1.45%	55,527	26.86	to	20.83	1,435,764	0.92%	19.27%	to	18.67%
2022	0.95%	to	1.45%	61,532	22.52	to	17.55	1,337,366	0.96%	-25.30%	to	-25.68%
2021	0.95%	to	1.45%	65,362	30.14	to	23.61	1,903,612	0.44%	18.44%	to	17.84%
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
2019	0.95%	to	1.45%	72,812	22.25	to	17.60	1,569,198	1.65%	26.46%	to	25.82%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2023	0.95%	to	1.75%	7,854	40.98	to	34.12	305,557	1.03%	18.34%	to	17.39%
2022	0.95%	to	1.75%	9,091	34.63	to	29.07	300,234	1.05%	-5.20%	to	-5.96%
2021	0.95%	to	1.75%	10,977	36.53	to	30.91	385,251	1.48%	28.49%	to	27.45%
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
2019	0.95%	to	1.75%	13,177	27.07	to	23.28	344,774	1.53%	30.62%	to	29.57%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2023	0.95%	to	1.05%	4,552	42.41	to	41.45	192,710	1.21%	18.54%	to	18.42%
2022	0.95%	to	1.05%	4,574	35.78	to	35.00	163,339	0.90%	-5.08%	to	-5.18%
2021	0.95%	to	1.05%	6,746	37.69	to	36.92	253,166	1.57%	28.69%	to	28.56%
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
2019	0.95%	to	1.05%	7,136	27.84	to	27.32	197,792	1.70%	30.75%	to	30.62%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.95%	to	1.10%	3,918	52.36	to	50.68	203,819	1.10%	19.63%	to	19.45%
2022	0.95%	to	1.10%	3,230	43.77	to	42.43	140,197	1.03%	-8.07%	to	-8.21%
2021	0.95%	to	1.10%	3,231	47.61	to	46.22	152,822	1.46%	32.21%	to	32.01%
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
2019	0.95%	to	1.10%	3,462	33.61	to	32.73	115,544	1.60%	33.02%	to	32.81%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.95%	to	1.85%	20,409	47.96	to	39.35	941,280	0.86%	19.46%	to	18.38%
2022	0.95%	to	1.85%	23,921	40.15	to	33.24	925,083	0.83%	-8.23%	to	-9.06%
2021	0.95%	to	1.85%	26,578	43.74	to	36.55	1,120,141	1.25%	32.08%	to	30.88%
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
2019	0.95%	to	1.85%	32,063	30.96	to	26.34	961,268	1.35%	32.82%	to	31.62%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.95%	to	1.55%	21,870	18.40	to	16.73	387,304	1.45%	13.53%	to	12.84%
2022	0.95%	to	1.55%	22,342	16.21	to	14.83	349,212	1.66%	-16.80%	to	-17.30%
2021	0.95%	to	1.55%	23,265	19.48	to	17.93	437,954	1.68%	10.62%	to	9.95%
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
2019	0.95%	to	1.55%	29,901	15.91	to	14.82	464,281	3.45%	18.72%	to	18.00%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%
2019	0.95%	to	1.35%	25,941	36.91	to	34.38	934,719	1.48%	28.35%	to	27.84%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2023	0.95%	to	1.35%	2,828	21.24	to	19.46	58,064	3.38%	19.95%	to	19.46%
2022	0.95%	to	1.35%	2,941	17.71	to	16.29	50,445	3.25%	-8.26%	to	-8.63%
2021	0.95%	to	1.35%	3,357	19.30	to	17.83	62,851	1.97%	3.44%	to	3.03%
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
2019	0.95%	to	1.35%	4,666	19.01	to	17.71	86,333	1.98%	11.77%	to	11.31%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2023	0.95%	to	1.85%	53,631	41.31	to	33.84	2,133,134	1.54%	11.03%	to	10.03%
2022	0.95%	to	1.85%	63,766	37.21	to	30.75	2,279,379	1.29%	-0.11%	to	-1.02%
2021	0.95%	to	1.75%	78,924	37.25	to	31.70	2,834,695	1.52%	31.78%	to	30.72%
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
2019	0.95%	to	1.75%	114,445	28.85	to	24.96	3,196,118	1.70%	23.75%	to	22.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
2019	0.95%	to	1.80%	66,685	29.97	to	25.69	1,942,185	0.00%	35.13%	to	33.97%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2023	0.95%	to	1.80%	9,497	29.20	to	25.07	264,905	0.47%	21.92%	to	20.88%
2022	0.95%	to	1.80%	11,623	23.95	to	20.74	264,448	0.61%	-21.50%	to	-22.18%
2021	0.95%	to	1.80%	12,893	30.51	to	26.66	376,197	0.40%	26.17%	to	25.09%
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
2019	0.95%	to	1.80%	23,823	21.50	to	19.11	493,032	0.17%	27.44%	to	26.35%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2023	0.95%	to	1.35%	4,314	30.50	to	28.40	129,007	0.75%	22.20%	to	21.70%
2022	0.95%	to	1.35%	4,330	24.96	to	23.33	106,098	1.00%	-21.30%	to	-21.62%
2021	0.95%	to	1.35%	3,514	31.72	to	29.77	109,689	1.02%	26.53%	to	26.02%
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
2019	1.10%	to	1.35%	1,901	21.77	to	21.03	41,045	0.94%	27.55%	to	27.22%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (AVIE2)
2023	0.95%	to	1.75%	1,545	32.80	to	27.47	48,350	0.00%	16.75%	to	15.81%
2022	0.95%	to	1.75%	1,807	28.09	to	23.72	48,503	1.38%	-19.28%	to	-19.93%
2021	0.95%	to	1.75%	2,057	34.80	to	29.62	68,592	1.03%	4.60%	to	3.76%
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
2019	0.95%	to	1.75%	2,670	29.53	to	25.54	75,885	1.22%	27.02%	to	25.99%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2023	1.10%	to	1.35%	3,015	35.28	to	33.40	105,628	0.27%	13.21%	to	12.93%
2022	1.10%	to	1.35%	3,774	31.16	to	29.58	116,736	0.35%	-15.20%	to	-15.42%
2021	1.10%	to	1.35%	3,998	36.75	to	34.97	145,898	0.44%	21.89%	to	21.58%
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
2019	1.10%	to	1.35%	4,412	27.90	to	26.69	122,355	0.51%	23.90%	to	23.59%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	1.10%			1,252	13.24			16,583	0.00%	11.91%
2022	1.10%			1,261	11.83			14,921	0.00%	-31.74%
2021	1.10%			1,269	17.34			21,999	0.00%	17.79%
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2023	0.95%	to	1.20%	5,851	13.19	to	13.06	76,818	0.00%	11.78%	to	11.50%
2022	0.95%	to	1.40%	7,587	11.80	to	11.65	89,170	0.00%	-31.78%	to	-32.09%
2021	0.95%	to	1.40%	7,570	17.29	to	17.16	130,645	0.00%	17.66%	to	17.13%
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
2019	0.95%	to	1.80%	141,461	30.17	to	25.86	4,140,552	0.82%	30.49%	to	29.37%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.95%	to	1.35%	3,633	48.92	to	44.83	172,580	0.23%	33.46%	to	32.92%
2022	0.95%	to	1.35%	3,715	36.65	to	33.72	132,407	0.00%	-32.41%	to	-32.69%
2021	0.95%	to	1.35%	4,426	54.23	to	50.10	233,612	0.00%	14.39%	to	13.93%
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
2019	0.95%	to	1.35%	5,361	37.50	to	34.92	196,142	0.90%	30.54%	to	30.01%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2023	0.95%	to	1.85%	41,061	46.41	to	38.01	1,845,476	0.00%	33.17%	to	31.97%
2022	0.95%	to	1.85%	50,961	34.85	to	28.81	1,714,047	0.00%	-32.58%	to	-33.20%
2021	0.95%	to	1.85%	64,432	51.70	to	43.12	3,221,318	0.00%	14.08%	to	13.04%
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%
2019	0.95%	to	1.95%	95,666	35.93	to	29.97	3,331,826	0.64%	30.21%	to	28.89%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
2019	0.95%	to	1.10%	4,966	11.27	to	11.17	55,716	0.71%	26.74%	to	26.54%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.95%	to	1.15%	6,703	10.61	to	10.37	70,012	0.00%	7.85%	to	7.63%
2022	0.95%	to	1.35%	7,950	9.83	to	9.44	77,087	0.00%	-12.30%	to	-12.65%
2021	0.95%	to	1.35%	7,856	11.21	to	10.80	86,971	4.93%	-4.33%	to	-4.72%
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
2019	0.95%	to	1.35%	8,796	11.44	to	11.12	99,672	3.84%	9.75%	to	9.31%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2023	0.95%	to	1.85%	75,235	19.67	to	16.11	1,427,808	0.00%	7.57%	to	6.60%
2022	0.95%	to	1.85%	86,280	18.28	to	15.11	1,524,621	0.00%	-12.55%	to	-13.34%
2021	0.95%	to	1.75%	97,984	20.91	to	17.80	1,983,142	4.16%	-4.48%	to	-5.25%
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
2019	0.95%	to	1.75%	119,493	21.46	to	18.56	2,490,561	3.42%	9.56%	to	8.67%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.95%	to	1.20%	8,055	59.37	to	56.22	463,689	1.18%	17.01%	to	16.72%
2022	0.95%	to	1.20%	8,368	50.74	to	48.17	412,242	0.53%	-16.63%	to	-16.84%
2021	0.95%	to	1.20%	7,953	60.86	to	57.92	470,676	0.38%	21.39%	to	21.08%
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
2019	0.95%	to	1.20%	7,663	42.21	to	40.37	315,467	0.19%	25.27%	to	24.95%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2023	0.95%	to	1.40%	6,287	32.48	to	29.97	198,259	0.91%	16.70%	to	16.17%
2022	0.95%	to	1.40%	9,256	27.83	to	25.80	249,822	0.26%	-16.84%	to	-17.22%
2021	0.95%	to	1.40%	10,526	33.47	to	31.17	343,366	0.18%	21.10%	to	20.55%
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
2019	0.95%	to	1.40%	13,627	23.32	to	21.92	311,208	0.00%	24.94%	to	24.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.95%	to	1.55%	10,377	22.02	to	20.15	225,484	2.10%	12.86%	to	12.18%
2022	0.95%	to	1.55%	10,433	19.51	to	17.96	201,080	1.57%	-15.55%	to	-16.06%
2021	0.95%	to	1.60%	10,733	23.11	to	21.26	245,197	1.59%	9.39%	to	8.68%
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
2019	0.95%	to	1.60%	14,110	18.73	to	17.46	261,186	2.02%	20.62%	to	19.83%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
2019	0.95%	to	1.30%	8,975	10.73	to	10.52	95,557	0.90%	17.02%	to	16.61%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2023	0.95%	to	1.75%	49,009	26.35	to	24.55	1,266,672	0.05%	22.53%	to	21.55%
2022	0.95%	to	1.75%	54,198	21.51	to	20.19	1,145,810	0.00%	-20.21%	to	-20.85%
2021	0.95%	to	1.75%	57,412	26.95	to	25.52	1,525,107	0.03%	24.46%	to	23.46%
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
2019	0.95%	to	1.75%	76,949	17.89	to	17.21	1,364,547	0.34%	38.26%	to	37.14%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2023	0.95%	to	1.85%	42,918	34.78	to	28.48	1,427,332	0.00%	19.83%	to	18.74%
2022	0.95%	to	1.85%	48,006	29.03	to	23.99	1,332,054	0.00%	-29.47%	to	-30.11%
2021	0.95%	to	1.85%	58,066	41.15	to	34.32	2,299,097	0.00%	12.79%	to	11.77%
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
2019	0.95%	to	1.95%	60,508	27.06	to	22.57	1,575,429	0.00%	36.96%	to	35.58%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2023	0.95%	to	1.65%	19,310	42.58	to	36.46	793,100	0.00%	13.17%	to	12.37%
2022	0.95%	to	1.65%	22,554	37.63	to	32.45	821,009	0.00%	-30.66%	to	-31.15%
2021	0.95%	to	1.65%	26,697	54.27	to	47.13	1,401,630	0.00%	0.61%	to	-0.10%
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
2019	0.95%	to	1.65%	36,257	37.40	to	32.95	1,315,218	0.00%	39.93%	to	38.94%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2023	0.95%	to	1.85%	42,552	43.92	to	35.98	1,804,920	1.40%	6.61%	to	5.65%
2022	0.95%	to	1.85%	46,069	41.20	to	34.05	1,834,098	1.25%	-7.03%	to	-7.88%
2021	0.95%	to	1.60%	52,562	44.32	to	38.88	2,251,698	1.11%	23.97%	to	23.16%
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
2019	0.95%	to	1.95%	57,034	34.96	to	29.16	1,940,740	1.92%	28.28%	to	26.98%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.95%	to	1.45%	18,262	26.36	to	24.60	475,870	0.47%	16.26%	to	15.67%
2022	0.95%	to	1.45%	19,188	22.67	to	21.27	430,264	0.52%	-24.48%	to	-24.86%
2021	0.95%	to	1.45%	26,100	30.02	to	28.30	772,396	0.14%	9.23%	to	8.68%
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%
2019	0.95%	to	1.40%	34,529	23.08	to	22.09	787,754	1.47%	24.46%	to	23.89%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.95%	to	1.85%	174,464	14.30	to	11.71	2,432,106	2.52%	3.71%	to	2.77%
2022	0.95%	to	1.85%	203,093	13.79	to	11.40	2,723,988	1.92%	-13.38%	to	-14.17%
2021	0.95%	to	1.75%	224,407	15.92	to	13.55	3,470,978	1.59%	-3.01%	to	-3.79%
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
2019	0.95%	to	1.75%	247,644	15.62	to	13.51	3,771,193	2.30%	5.26%	to	4.41%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2023	0.95%	to	1.85%	21,828	24.51	to	20.07	522,860	1.47%	2.88%	to	1.95%
2022	0.95%	to	1.85%	24,531	23.82	to	19.69	571,631	0.66%	-25.63%	to	-26.30%
2021	0.95%	to	1.75%	25,719	32.03	to	27.26	806,944	0.92%	-8.39%	to	-9.13%
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
2019	0.95%	to	1.75%	33,600	31.24	to	27.02	1,020,954	2.07%	21.50%	to	20.52%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.95%	to	1.55%	133,616	25.64	to	23.03	3,388,860	0.00%	12.76%	to	12.08%
2022	0.95%	to	1.55%	150,543	22.74	to	20.55	3,371,370	0.00%	-14.56%	to	-15.08%
2021	0.95%	to	1.55%	171,703	26.61	to	24.20	4,491,482	1.13%	13.62%	to	12.93%
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
2019	0.95%	to	1.40%	168,710	21.11	to	19.84	3,506,204	1.64%	19.64%	to	19.09%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.95%	to	1.80%	33,125	12.55	to	10.78	395,646	0.00%	3.51%	to	2.63%
2022	0.95%	to	1.80%	30,730	12.13	to	10.50	355,476	0.00%	-13.63%	to	-14.37%
2021	0.95%	to	1.80%	33,669	14.04	to	12.27	453,763	1.90%	-1.66%	to	-2.50%
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
2019	0.95%	to	1.80%	33,905	13.20	to	11.73	432,619	1.79%	7.95%	to	7.02%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.95%	to	1.80%	37,976	34.60	to	29.72	1,288,849	0.00%	20.99%	to	19.95%
2022	0.95%	to	1.80%	38,864	28.60	to	24.77	1,091,445	0.00%	-25.77%	to	-26.40%
2021	0.95%	to	1.80%	43,765	38.53	to	33.66	1,659,575	0.00%	14.90%	to	13.92%
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
2019	0.95%	to	1.80%	58,150	26.05	to	23.16	1,487,165	0.64%	33.50%	to	32.35%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.95%	to	1.40%	22,807	31.28	to	28.99	701,264	0.00%	24.49%	to	23.93%
2022	0.95%	to	1.40%	21,463	25.12	to	23.39	530,362	0.00%	-17.61%	to	-17.98%
2021	0.95%	to	1.40%	25,897	30.49	to	28.52	777,792	1.06%	22.47%	to	21.92%
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
2019	0.95%	to	1.40%	33,807	22.23	to	20.98	741,054	1.28%	24.47%	to	23.91%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.95%	to	1.85%	101,791	47.82	to	40.70	4,748,173	0.00%	36.65%	to	35.41%
2022	0.95%	to	1.85%	117,930	35.00	to	30.06	4,032,177	0.00%	-30.88%	to	-31.51%
2021	0.95%	to	1.80%	126,498	50.63	to	44.24	6,267,122	0.00%	20.38%	to	19.35%
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
2019	0.95%	to	1.80%	92,618	28.03	to	24.91	2,558,023	0.35%	29.05%	to	27.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.95%	to	1.85%	380,171	31.34	to	25.66	11,400,336	0.00%	16.81%	to	15.75%
2022	0.95%	to	1.85%	450,289	26.83	to	22.17	11,523,363	0.00%	-19.06%	to	-19.79%
2021	0.95%	to	1.85%	465,248	33.14	to	27.64	14,744,243	0.16%	12.55%	to	11.53%
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
2019	0.95%	to	1.95%	511,090	26.47	to	22.07	12,995,145	2.01%	20.67%	to	19.45%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.95%	to	1.65%	168,799	21.46	to	18.37	3,402,307	0.00%	10.19%	to	9.42%
2022	0.95%	to	1.75%	195,852	19.47	to	16.44	3,599,212	0.00%	-15.20%	to	-15.89%
2021	0.95%	to	1.85%	253,794	22.96	to	19.15	5,490,552	0.21%	5.69%	to	4.73%
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
2019	0.95%	to	1.85%	314,133	20.21	to	17.16	6,030,525	2.10%	12.40%	to	11.38%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	1.30%	to	1.40%	227,100	16.88	to	16.82	3,822,525	1.27%	24.33%	to	24.20%
2022	1.30%	to	1.40%	265,006	13.58	to	13.54	3,590,847	1.18%	-19.38%	to	-19.46%
2021	1.30%	to	1.40%	292,836	16.84	to	16.82	4,925,674	1.94%	13.55%	to	13.47%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2023	0.95%	to	1.60%	441,361	16.97	to	16.56	7,471,861	1.10%	24.61%	to	23.79%
2022	0.95%	to	1.60%	494,190	13.62	to	13.38	6,718,020	0.99%	-19.34%	to	-19.86%
2021	0.95%	to	1.60%	535,386	16.88	to	16.70	9,027,758	8.14%	26.88%	to	26.04%
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.95%	to	1.80%	63,521	34.24	to	28.36	2,092,410	0.00%	18.25%	to	17.24%
2022	0.95%	to	1.80%	75,973	28.96	to	24.19	2,123,629	0.00%	-19.66%	to	-20.35%
2021	0.95%	to	1.80%	84,516	36.04	to	30.37	2,938,284	0.13%	14.41%	to	13.42%
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
2019	0.95%	to	1.80%	93,681	28.19	to	24.17	2,554,663	1.89%	22.56%	to	21.51%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.95%	to	1.80%	153,549	16.82	to	13.93	2,436,993	0.00%	7.00%	to	6.09%
2022	0.95%	to	1.80%	166,889	15.72	to	13.13	2,487,136	0.00%	-13.03%	to	-13.77%
2021	0.95%	to	1.80%	217,231	18.08	to	15.23	3,746,528	0.23%	1.77%	to	0.90%
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
2019	0.95%	to	1.80%	243,237	16.80	to	14.40	3,909,979	2.13%	8.49%	to	7.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.95%	to	1.85%	599,654	26.10	to	21.37	14,740,972	0.00%	13.63%	to	12.61%
2022	0.95%	to	1.85%	687,571	22.97	to	18.98	14,891,810	0.00%	-17.34%	to	-18.09%
2021	0.95%	to	1.85%	786,081	27.78	to	23.17	20,664,821	0.19%	9.27%	to	8.27%
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
2019	0.95%	to	1.95%	1,036,701	23.27	to	19.41	22,935,619	2.10%	16.63%	to	15.45%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	1.10%	to	1.20%	3,547	13.07	to	12.94	46,350	6.56%	11.89%	to	11.77%
2022	1.10%	to	1.20%	3,174	11.68	to	11.58	37,059	5.50%	-12.90%	to	-12.99%
2021	1.10%	to	1.20%	3,469	13.41	to	13.31	46,517	4.63%	3.81%	to	3.71%
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
2019	0.95%	to	1.20%	7,174	12.43	to	12.25	88,673	5.58%	13.65%	to	13.36%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.95%	to	1.50%	7,489	54.79	to	48.59	397,551	1.26%	14.96%	to	14.32%
2022	0.95%	to	1.50%	7,740	47.66	to	42.51	357,894	1.16%	-14.22%	to	-14.69%
2021	0.95%	to	1.50%	7,462	55.57	to	49.83	402,812	1.24%	23.08%	to	22.40%
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
2019	0.95%	to	1.50%	7,923	40.29	to	36.54	311,708	1.21%	24.46%	to	23.77%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2023	0.95%	to	1.85%	386,917	50.01	to	41.04	18,960,912	1.07%	14.72%	to	13.68%
2022	0.95%	to	1.85%	415,148	43.60	to	36.10	17,741,665	0.95%	-14.37%	to	-15.15%
2021	0.95%	to	1.80%	470,054	50.91	to	42.98	23,487,435	4.57%	22.82%	to	21.77%
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
2019	0.95%	to	1.60%	73,472	37.09	to	33.02	2,643,922	1.10%	24.22%	to	23.41%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2023	1.00%	to	1.20%	712	43.74	to	42.46	30,880	1.58%	7.57%	to	7.35%
2022	1.00%	to	1.20%	752	40.66	to	39.55	30,281	0.80%	-2.28%	to	-2.48%
2021	0.95%	to	1.20%	1,802	41.88	to	40.56	74,970	0.90%	33.05%	to	32.71%
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
2019	0.95%	to	1.20%	4,380	31.34	to	30.51	136,504	2.57%	25.48%	to	25.16%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2023	0.95%	to	1.80%	112,404	16.56	to	16.10	1,849,312	1.65%	7.75%	to	6.83%
2022	0.95%	to	1.80%	120,573	15.37	to	15.07	1,844,663	1.08%	-2.24%	to	-3.08%
2021	0.95%	to	1.80%	131,829	15.72	to	15.55	2,067,162	1.09%	33.08%	to	31.94%
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	1.10%	to	1.20%	650	12.98	to	12.77	8,353	2.87%	4.03%	to	3.93%
2022	1.10%	to	1.20%	708	12.47	to	12.29	8,747	2.29%	-15.63%	to	-15.71%
2021	1.10%	to	1.20%	766	14.79	to	14.58	11,223	1.98%	-2.12%	to	-2.22%
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
2019	1.10%	to	1.20%	698	14.27	to	14.10	9,891	3.07%	7.74%	to	7.64%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2023	0.95%	to	1.60%	36,588	12.78	to	11.52	461,084	2.94%	4.06%	to	3.38%
2022	0.95%	to	1.30%	36,352	12.28	to	11.66	440,635	2.04%	-15.79%	to	-16.09%
2021	0.95%	to	1.30%	38,900	14.58	to	13.89	560,494	1.73%	-2.19%	to	-2.53%
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
2019	0.95%	to	1.60%	37,451	14.10	to	13.05	524,081	3.03%	7.66%	to	6.96%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2023	0.95%	to	1.15%	33,321	20.98	to	20.32	677,210	0.00%	15.18%	to	14.95%
2022	0.95%	to	1.15%	33,354	18.21	to	17.68	589,721	0.00%	-15.86%	to	-16.03%
2021	0.95%	to	1.15%	33,387	21.64	to	21.05	702,986	0.17%	14.66%	to	14.43%
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
2019	0.95%	to	1.65%	34,022	17.10	to	15.74	567,736	2.87%	19.10%	to	18.26%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2023	0.95%	to	1.35%	16,741	14.38	to	13.50	238,553	0.00%	7.80%	to	7.36%
2022	0.95%	to	1.35%	18,209	13.34	to	12.57	240,573	0.00%	-12.90%	to	-13.25%
2021	0.95%	to	1.35%	20,500	15.32	to	14.50	310,274	0.11%	3.39%	to	2.97%
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
2019	1.00%	to	1.50%	17,414	13.82	to	13.03	237,783	2.53%	9.56%	to	9.01%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2023	0.95%	to	1.10%	2,155	22.18	to	21.66	46,694	0.00%	16.79%	to	16.61%
2022	0.95%	to	1.10%	2,179	19.00	to	18.58	40,515	0.00%	-15.93%	to	-16.06%
2021	0.95%	to	1.10%	2,212	22.60	to	22.13	48,976	0.16%	16.94%	to	16.76%
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
2019	0.95%	to	1.10%	7,787	17.38	to	17.07	134,312	2.80%	21.07%	to	20.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2023	0.95%	to	1.60%	16,080	17.02	to	15.36	257,673	0.00%	10.64%	to	9.92%
2022	0.95%	to	1.60%	17,868	15.39	to	13.97	260,415	0.00%	-13.90%	to	-14.46%
2021	0.95%	to	1.60%	18,984	17.87	to	16.33	322,349	0.14%	7.99%	to	7.29%
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
2019	0.95%	to	1.60%	21,099	15.32	to	14.19	309,215	2.69%	13.22%	to	12.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2023	0.95%	to	1.30%	82,697	19.73	to	18.67	1,577,533	0.00%	13.83%	to	13.43%
2022	0.95%	to	1.30%	86,050	17.34	to	16.46	1,445,282	0.00%	-14.94%	to	-15.24%
2021	0.95%	to	1.30%	110,264	20.38	to	19.42	2,190,651	0.16%	12.39%	to	11.99%
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
2019	0.95%	to	1.30%	124,506	16.54	to	15.87	2,015,802	2.76%	17.02%	to	16.61%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2023	0.95%	to	1.20%	7,953	23.33	to	22.42	185,529	0.00%	18.40%	to	18.11%
2022	0.95%	to	1.20%	6,691	19.70	to	18.99	131,806	0.00%	-16.02%	to	-16.23%
2021	0.95%	to	1.20%	3,891	23.46	to	22.67	91,281	0.13%	18.96%	to	18.66%
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
2019	0.95%	to	1.20%	4,219	17.69	to	17.18	74,382	0.27%	22.78%	to	22.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2023	0.95%	to	1.60%	31,699	18.19	to	16.41	567,163	0.00%	12.25%	to	11.51%
2022	0.95%	to	1.60%	31,079	16.21	to	14.72	495,307	0.00%	-14.52%	to	-15.08%
2021	0.95%	to	1.60%	33,333	18.96	to	17.33	622,103	0.15%	9.94%	to	9.22%
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
2019	0.95%	to	1.60%	35,899	15.88	to	14.70	561,470	2.64%	15.08%	to	14.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.95%	to	1.85%	28,474	21.43	to	18.74	596,812	0.00%	11.97%	to	10.95%
2022	0.95%	to	1.85%	31,090	19.14	to	16.89	583,096	0.00%	-15.80%	to	-16.56%
2021	0.95%	to	1.85%	32,873	22.73	to	20.25	732,721	0.19%	7.21%	to	6.24%
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
2019	0.95%	to	1.85%	37,987	19.56	to	17.75	731,732	2.21%	14.25%	to	13.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.95%	to	1.35%	286	27.55	to	25.96	7,602	0.00%	15.27%	to	14.81%
2022	0.95%	to	1.35%	386	23.90	to	22.61	8,957	0.00%	-18.35%	to	-18.68%
2021	0.95%	to	1.55%	571	29.27	to	27.10	16,152	0.21%	11.10%	to	10.42%
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
2019	0.95%	to	1.55%	1,859	23.83	to	22.33	43,656	2.10%	18.80%	to	18.08%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.95%	to	1.45%	4,648	13.25	to	12.24	61,088	2.59%	20.31%	to	19.71%
2022	0.95%	to	1.45%	4,856	11.02	to	10.23	53,006	3.63%	-15.19%	to	-15.62%
2021	0.95%	to	1.45%	4,989	12.99	to	12.12	64,242	2.17%	11.33%	to	10.77%
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
2019	0.95%	to	1.45%	7,114	10.94	to	10.31	76,326	2.49%	17.78%	to	17.19%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2023	0.95%	to	1.35%	32,835	14.45	to	13.56	467,998	4.35%	6.16%	to	5.73%
2022	0.95%	to	1.30%	22,381	13.61	to	12.92	299,993	2.35%	-14.57%	to	-14.87%
2021	0.95%	to	1.30%	23,156	15.93	to	15.18	363,718	0.27%	-1.87%	to	-2.22%
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
2019	0.95%	to	1.30%	23,665	15.03	to	14.43	351,326	3.09%	8.55%	to	8.17%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2023	0.95%	to	1.55%	4,253	14.58	to	13.26	60,605	1.44%	14.44%	to	13.75%
2022	0.95%	to	1.55%	4,394	12.74	to	11.66	54,747	0.00%	-38.67%	to	-39.04%
2021	0.95%	to	1.55%	5,083	20.78	to	19.12	103,581	0.22%	-2.35%	to	-2.94%
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	1.10%			2,034	13.69			27,854	2.73%	14.40%
2022	1.10%			2,034	11.97			24,344	3.70%	-6.90%
2021	1.10%			2,034	12.86			26,148	3.33%	9.36%
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2023	0.95%	to	1.55%	21,115	13.65	to	13.39	287,472	2.32%	14.27%	to	13.58%
2022	0.95%	to	1.55%	22,526	11.94	to	11.78	268,574	3.80%	-7.02%	to	-7.58%
2021	0.95%	to	1.55%	23,006	12.84	to	12.75	295,208	3.01%	9.23%	to	8.57%
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2023	0.95%	to	1.20%	3,907	50.10	to	48.16	192,018	5.85%	33.71%	to	33.37%
2022	0.95%	to	1.10%	3,375	37.47	to	36.65	124,406	2.94%	-13.47%	to	-13.60%
2021	0.95%	to	1.30%	937	43.31	to	41.26	40,558	0.00%	38.54%	to	38.06%
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
2019	0.95%	to	1.30%	3,012	24.29	to	23.31	72,369	5.05%	28.98%	to	28.53%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2023	0.95%	to	1.55%	4,749	26.69	to	24.27	125,254	0.00%	19.30%	to	18.58%
2022	0.95%	to	1.55%	4,599	22.37	to	20.46	101,740	0.00%	-38.41%	to	-38.78%
2021	0.95%	to	1.55%	4,703	36.32	to	33.43	168,975	0.00%	-5.84%	to	-6.41%
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
2019	0.95%	to	1.25%	3,444	24.27	to	23.42	83,185	0.00%	35.54%	to	35.13%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.95%	to	1.60%	8,166	29.71	to	26.80	237,856	1.52%	7.60%	to	6.90%
2022	0.95%	to	1.60%	8,437	27.61	to	25.07	228,717	1.39%	-3.59%	to	-4.22%
2021	0.95%	to	1.60%	8,933	28.63	to	26.17	251,649	0.75%	22.84%	to	22.03%
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
2019	0.95%	to	1.60%	9,754	23.81	to	22.05	229,207	2.35%	22.67%	to	21.86%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)
2023	0.95%			2,565	30.83			79,100	0.43%	22.03%
2022	0.95%			2,665	25.27			67,338	0.31%	-17.90%
2021	0.95%			2,804	30.78			86,295	0.22%	25.22%
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
2019	0.95%	to	1.00%	4,615	21.88	to	21.75	100,802	0.57%	26.87%	to	26.81%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2023	1.00%			978	29.36			28,719	0.32%	19.39%
2022	1.10%			447	24.23			10,830	0.52%	-23.76%
2021	1.10%			447	31.78			14,206	0.33%	25.42%
2020	1.10%			447	25.34			11,328	0.82%	12.11%
2019	1.10%			447	22.60			10,104	0.84%	24.62%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	1.00%			717	29.04			20,817	0.30%	19.48%
2022	1.00%			717	24.31			17,429	0.52%	-23.72%
2021	1.00%			717	31.87			22,849	0.33%	25.49%
2020	1.00%			717	25.39			18,208	0.79%	12.20%
2019	1.00%			717	22.63			16,227	0.76%	24.79%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.95%	to	1.50%	833,080	60.02	to	55.31	47,015,127	1.40%	22.71%	to	22.03%
2022	0.95%	to	1.50%	917,154	48.91	to	45.33	42,354,026	0.86%	-22.84%	to	-23.27%
2021	0.95%	to	1.50%	988,039	63.39	to	59.07	59,383,606	0.49%	29.00%	to	28.29%
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
2019	0.95%	to	1.50%	1,237,304	41.72	to	39.32	49,320,287	1.68%	36.31%	to	35.55%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2023	0.95%	to	1.85%	717,481	57.84	to	50.60	40,874,313	1.18%	22.39%	to	21.28%
2022	0.95%	to	1.85%	786,128	47.26	to	41.72	36,621,466	0.61%	-23.00%	to	-23.70%
2021	0.95%	to	1.80%	883,322	61.37	to	55.03	53,467,972	0.40%	28.68%	to	27.58%
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%
2019	0.95%	to	1.95%	964,507	40.63	to	36.46	38,720,102	1.49%	36.03%	to	34.66%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2023	0.95%	to	1.80%	28,314	19.82	to	17.32	552,025	1.87%	11.57%	to	10.62%
2022	0.95%	to	1.80%	48,707	17.76	to	15.65	856,400	1.28%	-29.39%	to	-30.00%
2021	0.95%	to	1.80%	55,058	25.16	to	22.36	1,368,433	0.86%	44.94%	to	43.70%
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
2019	0.95%	to	1.80%	62,749	18.58	to	16.81	1,154,455	1.45%	29.21%	to	28.10%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.95%	to	1.30%	4,350	11.00	to	10.40	46,576	4.07%	4.69%	to	4.32%
2022	0.95%	to	1.30%	3,434	10.50	to	9.97	35,043	2.22%	-6.56%	to	-6.89%
2021	0.95%	to	1.30%	3,450	11.24	to	10.71	37,739	0.96%	-1.53%	to	-1.88%
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
2019	0.95%	to	1.20%	5,891	11.21	to	10.88	65,379	1.89%	3.10%	to	2.84%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.95%			129	19.86			2,561	2.43%	14.47%
2022	0.95%			136	17.35			2,359	3.72%	-6.88%
2021	0.95%			144	18.63			2,683	2.37%	9.35%
2020	0.95%			150	17.04			2,556	1.66%	4.18%
2019	0.95%	to	1.10%	419	16.35	to	16.09	6,784	2.45%	11.42%	to	11.25%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.95%	to	1.85%	924,287	10.53	to	8.62	9,493,841	4.65%	3.75%	to	2.81%
2022	0.95%	to	1.85%	963,681	10.15	to	8.39	9,546,000	1.35%	0.34%	to	-0.57%
2021	0.95%	to	1.70%	860,488	10.12	to	8.70	8,503,815	0.00%	-0.95%	to	-1.70%
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
2019	0.95%	to	1.70%	1,087,782	10.29	to	8.98	10,972,823	1.76%	0.81%	to	0.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.95%	to	1.10%	6,526	52.59	to	50.90	340,004	0.52%	12.91%	to	12.74%
2022	0.95%	to	1.10%	6,579	46.57	to	45.15	303,727	0.46%	-19.54%	to	-19.66%
2021	0.95%	to	1.10%	6,637	57.88	to	56.19	380,871	0.00%	29.59%	to	29.40%
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
2019	0.95%	to	1.10%	7,301	36.75	to	35.79	265,935	0.07%	24.45%	to	24.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2023	0.95%	to	1.80%	19,257	51.19	to	42.40	952,877	0.35%	12.61%	to	11.65%
2022	0.95%	to	1.80%	19,778	45.46	to	37.97	870,892	0.29%	-19.75%	to	-20.44%
2021	0.95%	to	1.80%	21,247	56.65	to	47.73	1,167,429	0.00%	29.27%	to	28.16%
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
2019	0.95%	to	1.95%	31,316	36.16	to	30.16	1,087,725	0.00%	24.16%	to	22.91%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2023	0.95%	to	1.85%	12,114	32.27	to	26.43	375,781	0.00%	16.05%	to	15.00%
2022	0.95%	to	1.85%	13,667	27.81	to	22.99	365,979	0.00%	-31.17%	to	-31.79%
2021	0.95%	to	1.85%	14,964	40.40	to	33.70	583,634	0.00%	9.00%	to	8.01%
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
2019	0.95%	to	1.85%	16,509	26.63	to	22.62	426,309	0.00%	34.09%	to	32.87%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.95%	to	1.10%	1,258	43.93	to	42.52	53,922	0.39%	16.34%	to	16.16%
2022	0.95%	to	1.10%	1,474	37.76	to	36.60	54,361	0.33%	-13.74%	to	-13.87%
2021	0.95%	to	1.10%	1,554	43.77	to	42.49	66,517	0.00%	30.79%	to	30.59%
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
2019	0.95%	to	1.10%	1,791	32.13	to	31.29	56,379	1.11%	17.87%	to	17.69%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2023	0.95%	to	1.85%	21,930	38.68	to	31.74	800,932	0.21%	16.04%	to	14.99%
2022	0.95%	to	1.85%	23,371	33.33	to	27.60	740,183	0.12%	-13.99%	to	-14.77%
2021	0.95%	to	1.75%	24,651	38.75	to	33.04	909,540	0.00%	30.33%	to	29.28%
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
2019	0.95%	to	1.75%	31,099	28.60	to	24.78	851,935	0.87%	17.56%	to	16.61%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2023	0.95%	to	1.30%	831	31.10	to	29.22	24,923	0.95%	7.01%	to	6.63%
2022	0.95%	to	1.30%	1,077	29.07	to	27.40	30,402	0.97%	-9.53%	to	-9.85%
2021	0.95%	to	1.30%	1,084	32.13	to	30.39	33,878	0.53%	20.42%	to	20.00%
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
2019	0.95%	to	1.30%	2,706	24.47	to	23.32	64,791	1.55%	27.80%	to	27.35%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.95%	to	1.35%	2,913	46.28	to	42.74	132,584	0.31%	25.70%	to	25.19%
2022	0.95%	to	1.35%	3,766	36.81	to	34.14	136,107	0.43%	-19.23%	to	-19.55%
2021	0.95%	to	1.35%	4,086	45.58	to	42.43	182,858	0.40%	22.30%	to	21.81%
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
2019	0.95%	to	1.25%	5,488	31.47	to	30.01	171,342	0.38%	24.69%	to	24.31%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2023	0.95%	to	1.15%	259	11.46	to	11.24	2,965	5.64%	9.96%	to	9.74%
2022	0.95%	to	1.15%	235	10.42	to	10.24	2,444	4.73%	-16.60%	to	-16.77%
2021	0.95%	to	1.15%	287	12.50	to	12.30	3,581	4.29%	-3.57%	to	-3.77%
2020	1.15%			31	12.79			396	4.80%	5.35%
2019	1.15%	to	1.55%	2,939	12.14	to	11.86	34,916	4.37%	13.33%	to	12.88%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2023	0.95%	to	1.10%	2,326	10.62	to	10.39	24,596	2.43%	5.11%	to	4.95%
2022	0.95%	to	1.10%	2,590	10.10	to	9.90	26,010	1.48%	-19.83%	to	-19.95%
2021	0.95%	to	1.10%	2,631	12.60	to	12.36	32,965	5.31%	-8.49%	to	-8.63%
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
2019	0.95%	to	1.40%	7,290	12.56	to	11.97	89,232	1.90%	5.90%	to	5.42%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2023	0.95%	to	1.50%	58,571	11.68	to	10.76	677,489	3.51%	3.88%	to	3.31%
2022	0.95%	to	1.50%	60,843	11.24	to	10.42	677,977	1.57%	-6.74%	to	-7.26%
2021	0.95%	to	1.50%	62,097	12.05	to	11.23	742,423	0.43%	-1.97%	to	-2.51%
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
2019	0.95%	to	1.50%	61,822	12.06	to	11.37	739,914	2.67%	2.94%	to	2.36%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.95%	to	1.35%	5,436	19.20	to	18.69	102,438	1.92%	14.57%	to	14.11%
2022	0.95%	to	1.30%	4,557	16.76	to	16.43	75,216	1.56%	-4.05%	to	-4.39%
2021	0.95%	to	1.30%	5,883	17.47	to	17.18	101,625	1.20%	26.09%	to	25.65%
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
2019	0.95%	to	1.30%	7,629	13.22	to	13.09	100,244	2.75%	29.17%	to	28.71%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2023	0.95%	to	1.55%	11,394	30.33	to	28.99	340,733	0.00%	43.11%	to	42.25%
2022	0.95%	to	1.55%	11,640	21.20	to	20.38	243,609	0.00%	-31.16%	to	-31.58%
2021	0.95%	to	1.55%	15,414	30.79	to	29.79	470,050	0.00%	21.49%	to	20.75%
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
2019	0.95%	to	1.55%	17,560	18.45	to	18.06	321,804	0.14%	35.44%	to	34.62%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2023	0.95%	to	1.35%	1,623	22.12	to	20.27	34,263	0.04%	17.38%	to	16.91%
2022	0.95%	to	1.35%	1,643	18.85	to	17.34	29,637	1.65%	-15.58%	to	-15.92%
2021	0.95%	to	1.35%	1,885	22.32	to	20.62	40,405	1.14%	7.79%	to	7.35%
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
2019	0.95%	to	1.35%	2,124	18.65	to	17.37	38,311	1.36%	23.96%	to	23.46%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2023	0.95%	to	1.10%	239	43.82	to	42.41	10,423	0.17%	22.58%	to	22.40%
2022	0.95%	to	1.35%	409	35.75	to	32.89	14,328	0.17%	-13.81%	to	-14.15%
2021	0.95%	to	1.35%	427	41.47	to	38.31	17,332	0.67%	38.57%	to	38.02%
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
2019	0.95%	to	1.35%	1,138	29.06	to	27.07	32,232	0.65%	23.06%	to	22.56%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	1.10%			88	8.62			761	0.66%	-4.64%
2022	0.95%	to	1.10%	662	9.19	to	9.04	6,065	1.64%	7.37%	to	7.20%
2021	0.95%	to	1.10%	683	8.56	to	8.43	5,828	0.43%	17.79%	to	17.61%
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
2019	0.95%	to	1.40%	6,091	6.16	to	5.95	36,561	0.00%	10.81%	to	10.30%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2023	1.10%			23,150	8.31			192,282	1.92%	-4.89%
2022	1.10%			30,524	8.73			266,568	1.54%	6.94%
2021	1.10%			30,539	8.17			249,403	0.31%	17.37%
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%
2019	0.95%	to	1.10%	6,391	5.99	to	5.92	37,913	0.00%	10.49%	to	10.32%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43
In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.